As filed with the Securities and Exchange Commission on November 27, 2006
                                              Securities Act File No. 333-131842
                                           Investment Company File No. 811-21855


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

                         Pre-Effective Amendment No. 2                      [X]

                         Post-Effective Amendment No.                       [ ]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

                                 Amendment No. 2                            [X]
                        (Check appropriate box or boxes)



                             HealthShares(TM), Inc.
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                              420 Lexington Avenue,
                                   Suite 2626
                            New York, New York 10170
                            ------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 986-7900
                                                    --------------

                                William J. Kridel
                             HealthShares(TM), Inc.
                        420 Lexington Avenue, Suite 2626
                            New York, New York 10170
                            ------------------------
                     (Name and Address of Agent for Service)

                        Copy to: Michael R. Rosella, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                               75 East 55th Street
                            New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)
          [ ] immediately upon filing pursuant to paragraph (b)
          [ ] on (date) pursuant to paragraph (b)
          [ ] 60 days after filing pursuant to paragraph (a) (1)
          [ ] on (date) pursuant to paragraph (a) (1)
          [ ] 75 days after filing pursuant to paragraph (a)(2)
          [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Registrant declares that an indefinite amount of its shares of beneficial interest is being registered by this Registration Statement pursuant to Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall became effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                             HEALTHSHARES(TM), INC.


                 PRELIMINARY PROSPECTUS - SUBJECT TO COMPLETION
                             DATED NOVEMBER 27, 2006


PROSPECTUS


HealthShares(TM) Asian Health Exchange-Traded Fund
HealthShares(TM) Autoimmune-Inflammation Exchange-Traded Fund
HealthShares(TM) Cancer Exchange-Traded Fund
HealthShares(TM) Cardio Devices Exchange-Traded Fund
HealthShares(TM) Cardiology Exchange-Traded Fund
HealthShares(TM) Dermatology and Wound Care Exchange-Traded Fund
HealthShares(TM) Diagnostics Exchange-Traded Fund
HealthShares(TM) Emerging Cancer Exchange-Traded Fund
HealthShares(TM) Enabling Technologies Exchange-Traded Fund
HealthShares(TM) European Drugs Exchange-Traded Fund
HealthShares(TM) European Medical Products and Devices Exchange-Traded Fund HealthShares(TM) GI/Gender Health Exchange-Traded Fund
HealthShares(TM) Infectious Disease Exchange-Traded Fund
HealthShares(TM) Metabolic-Endocrine Disorders Exchange-Traded Fund HealthShares(TM) Neuroscience Exchange-Traded Fund
HealthShares(TM) Ophthalmology Exchange-Traded Fund
HealthShares(TM) Orthopedic Repair Exchange-Traded Fund
HealthShares(TM) Patient Care Services Exchange-Traded Fund
HealthShares(TM) Respiratory/Pulmonary Exchange-Traded Fund
HealthShares(TM) Composite Exchange-Traded Fund


HealthShares(TM), Inc. is an investment company with 20 series of underlying fund portfolios. Each Fund offers shares, known as HealthShares(TM) that are listed on the New York Stock Exchange. HealthShares(TM) are not individually redeemable by the Funds but trade on the New York Stock Exchange in individual share lots. Shares of HealthShares(TM) Asian Health Exchange-Traded Fund are not currently being offered.


Information contained in this Prospectus is subject to completion or amendment. A registration statement for HealthShares(TM), Inc. (the "Company") has been filed with the U.S. Securities and Exchange Commission (the "SEC") but has not yet become effective. Shares of the Company's funds (the "Funds") may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell, nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state. The offering of these shares is contingent upon the SEC's approval of an exemptive order, which may or may not be granted.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


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


                                TABLE OF CONTENTS

                                                                           Page


INTRODUCTION..................................................................1

OVERVIEW OF THE INVESTMENT OBJECTIVES AND STRATEGIES OF THE
        FUNDS.................................................................5

ADDITIONAL INFORMATION ABOUT THE FUNDS, THEIR PRINCIPAL
        STRATEGIES AND RELATED RISKS........................................108

BUYING AND SELLING FUND SHARES..............................................114

PORTFOLIO TURNOVER RATE.....................................................117

DISTRIBUTION AND SERVICE PLAN...............................................118

PORTFOLIO HOLDINGS..........................................................118

FUND MANAGEMENT.............................................................118


DIVIDENDS, CAPITAL GAINS, AND TAXES.........................................122


DAILY PRICING...............................................................123

DELIVERY OF FUND DOCUMENTS..................................................124

FINANCIAL HIGHLIGHTS........................................................125


                                       -i-
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INTRODUCTION


This Prospectus provides important information you need to make an informed decision about whether to invest in HealthShares(TM), Inc. (the "Company"). It contains information about the Company, each of its investment portfolios (the "Funds") and the shares of the Funds being offered by this Prospectus, known as HealthShares(TM). An investment in the Funds is not a deposit in a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.



WHAT ARE EXCHANGE-TRADED FUNDS?

An exchange-traded fund ("ETF") is an investment company which offers shares that are listed on a national securities exchange. Shares of ETFs, because they are listed on a stock exchange, can be traded throughout the day on that stock exchange at market-determined prices. ETFs typically invest predominantly in the securities of companies comprising an underlying index. As such, the ETF itself is an index fund.

WHAT IS HEALTHSHARES(TM), INC.?


HealthShares(TM), Inc. is an investment company with 20 series of underlying fund portfolios. Each Fund offers shares, known as HealthShares(TM) that are listed on the New York Stock Exchange ("NYSE"). HealthShares(TM) are not individually redeemable by the Funds but trade on the NYSE in individual share lots. Each Fund seeks to invest in a portfolio of securities that substantially replicates a particular benchmark index (the "Underlying Index"). X-Shares Advisors, LLC (the "Advisor") serves as the investment adviser to each Fund.


WHAT ARE THE UNDERLYING INDEXES AND HOW ARE THEY CREATED AND MAINTAINED?


Each of the Underlying Indexes seeks to measure and monitor the performance of publicly-listed healthcare, life sciences and biotechnology companies. Each Fund focuses on a different healthcare, life sciences or biotechnology index. Ferghana-Wellspring LLC ("FW"), the parent of the Advisor, is the creator of each Underlying Index and has created each Underlying Index using a patent-pending investment approach known as "Vertical Investing." "Vertical Investing" seeks to categorize companies within a particular healthcare, life sciences or biotechnology index by focusing on each company's business activities with regard to the diagnosis of diseases, the developments of drugs, treatments, therapies, delivery systems, and the development of enabling/research tools and technologies for use in the healthcare, life sciences or biotechnology sectors.

The Underlying Indexes have been designed around verticals in each of the following areas:


1)       Asian Health
2)       Autoimmune-Inflammation
3)       Cancer
4)       Cardio Devices
5)       Cardiology
6)       Dermatology and Wound Care
7)       Diagnostics
8)       Emerging Cancer
9)       Enabling Technologies
10)      European Drugs
11)      European Medical Products and Devices
12)      GI/Gender Health
13)      Infectious Disease
14)      Metabolic-Endocrine Disorders
15)      Neuroscience
16)      Ophthalmology
17)      Orthopedic Repair
18)      Patient Care Services
19)      Respiratory/Pulmonary
20)      Composite

Each Fund is focused on one of these vertical indexes and will provide both institutional and retail investors with the ability to invest in the complex and rapidly evolving sectors of healthcare, life sciences and biotechnology. Based on its own proprietary intellectual model, FW has established specific, defined characterization/inclusion/exclusion criteria (the "Index Methodology") that an issuer must meet in order to be included in an Underlying Index. Each Underlying Index will be administered by Standard & Poor's, the Index Administrator, which will employ the Index Methodology to determine the composition of each Underlying Index. BNY Investment Advisors acts as the investment sub-adviser to the Funds and will be responsible for the day-to day management of each Fund's portfolio, which involves principally reconfiguring the portfolio of each Fund, typically quarterly, to reflect any reconfiguration in the Underlying Index by the Index Administrator.


When determining the composition of each Underlying Index, the Index Administrator relies on many sources of information, including information obtained from the BioCentury and MedTrack databases. The BioCentury and MedTrack databases are independent, generally available databases that provide a vast amount of data for healthcare, life sciences and biotechnology companies, including information regarding products, clinical trials, pipeline development, patent and other information.

For each Underlying Index, the Index Administrator will employ the Index Methodology for each Underlying Index to identify the companies that satisfy these criteria. The Index Methodology is publicly available on the Funds' website at www.healthsharesinc.com. Any change to the Index Methodology will be posted on the Funds' website at least 60 days prior to its being implemented. For each Underlying Index, except those noted below, the Index


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


Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. For the Asian Healthcare Index, the Cardio Devices Index, the Orthopedic Repair Index and the Composite Index, the market capitalization range is from $100 million to $20 billion. For the Enabling Technologies Index, the European Drugs Index and the European Medical Products and Devices Index, the market capitalization range is from $100 million to $10 billion. For the Patient Care Services Index, the market capitalization range is from $350 million to $15 billion. Typically, the largest of these companies (determined by market capitalization) are included in an Underlying Index, with a minimum of 22 companies in each Underlying Index. The initial companies selected for inclusion are weighted equally at inception, and are thereafter weighted based upon the individual company's market value relative to the overall market value of the relevant Underlying Index (i.e., price weighted). Maximum weighting for any security in an Underlying Index is typically 15%. When a company's weighting exceeds 15% of the Underlying Index, the Index Administrator will reduce such company's weighting to 10%, with the 5% "excess" applied equally to all remaining component securities in the Underlying Index. Minimum weighting for a security in an Underlying Index is 2.5%, if a security's weighting falls below 2.5%, the Index Administrator will increase the security's weighting to its initial weighting or 5%, whichever is less, with the required increment taken equally from all the remaining component securities. Information about each Underlying Index, including the component securities in each Underlying Index and value of the securities in each Underlying Index are posted throughout the trading day every 15 seconds and are available through Reuters under the following symbols:

HealthShares(TM) Asian Healthcare Index
HealthShares(TM) Autoimmune Inflammation Index                       HSAUTO
HealthShares(TM) Cancer Index                                        HSTOPC
HealthShares(TM) Cardio Devices Index
HealthShares(TM) Cardiology Index                                    HSCARD
HealthShares(TM) Dermatology and Wound Care Index                    HSDEWC
HealthShares(TM) Diagnostics Index                                   HSDIAG
HealthShares(TM) Emerging Cancer Index                               HSMIDC
HealthShares(TM) Enabling Technologies Index
HealthShares(TM) European Drugs Index
HealthShares(TM) European Medical Products and Devices Index
HealthShares(TM) GI/Gender Health Index                              HSURGH
HealthShares(TM) Infectious Disease Index                            HSINFD
HealthShares(TM) Metabolic-Endocrine Index                           HSMETE
HealthShares(TM) Neuroscience Index                                  HSNEUR
HealthShares(TM) Ophthalmology Index                                 HSOPTH
HealthShares(TM) Orthopedic Repair Index
HealthShares(TM) Patient Care Services Index
HealthShares(TM) Respiratory Pulmonary Index                         HSRESP
HealthShares(TM) Composite Index

HOW ARE HEALTHSHARES(TM) DIFFERENT FROM TRADITIONAL MUTUAL FUND SHARES?


Traditional mutual fund shares are issued by, and redeemed from, a fund at any time for cash at the shares' net asset value (NAV). NAV is typically calculated only once a day and reflects a fund's total assets, less its liabilities, divided by the number of shares it has outstanding. In determining the value of its assets, a traditional mutual fund typically values its underlying securities as of the close of trading on the NYSE. As a result, no matter what time during the day an investor in a traditional mutual fund places an order to purchase or redeem shares, that investor's order will be priced at that fund's NAV determined as of the close of trading of the NYSE. Traditional mutual fund shares may be purchased from the fund directly by the shareholder or through a financial intermediary.


In contrast, HealthShares(TM) cannot be purchased from, or redeemed by, the issuing Fund except by or through a Participating Organization (defined below), and then only for an in-kind basket of securities. An organized secondary market is expected to exist for the HealthShares(TM), unlike traditional mutual fund shares, because HealthShares(TM) are listed for trading on the NYSE. As a result, investors can purchase and sell HealthShares(TM) on the secondary market through a broker. Secondary-market transactions do not take place at NAV but at market prices that change throughout the day, based on the supply of, and demand for, HealthShares(TM). Shareholders will also incur typically brokerage and transaction costs when buying or selling HealthShares(TM) on the secondary market.


Although the market price of HealthShares(TM) typically approximates its NAV, there may be times when the market price and the NAV differ, so you may receive more or less than NAV when you sell your HealthShares(TM) on the secondary market. Also, it is possible that an active trading market may not be maintained.


BUYING AND SELLING YOUR HEALTHSHARES(TM)

Each Fund issues and redeems shares only in lots of 50,000 shares. These lots are known as Creation Units. To purchase or redeem a Creation Unit, you must be a Participating Organization or you must do so through a broker that is a Participating Organization. A Participating Organization is a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a Depository Trust Company (DTC) participant that has executed a Participant Agreement with the Funds' distributor, ALPS Distributors, Inc. (the "Distributor"). The Distributor will provide a list of Participating Organizations upon request. Because Creation Units can be purchased or redeemed only in exchange for a basket of securities likely to cost millions of dollars, it is expected that only a limited number of institutional investors will purchase and redeem shares directly with the Funds. Thus, certain information in this Prospectus (e.g., information about purchasing and redeeming HealthShares(TM) directly from a Fund and references to transaction fees imposed on purchases and redemptions of Creation Units) is not relevant to most retail investors. These arrangements are designed to protect shareholders of the Funds from the potentially adverse effects that may be caused by the need to make frequent purchases and sales of portfolio securities as a result of cash inflows and outflows, as experienced in a traditional mutual fund. For example, in a traditional mutual fund, redemptions can result in adverse tax consequences on non-redeeming taxable shareholders because the mutual fund must sell portfolio securities to raise cash to pay redemptions. These sales may generate taxable capital gains which are then distributed to all shareholders, including non-redeeming shareholders. In contrast, the in-kind redemption mechanism of the Funds will enable the Funds to meet redemption requests without the need to sell portfolio securities and, as a result, redemptions from the Funds will generally not have any tax impact on the non-redeeming shareholders. EXCEPT WHEN AGGREGATED IN CREATION UNITS, HEALTHSHARES(TM) ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

Any investor may purchase HealthShares(TM) on the secondary market through a broker. HealthShares(TM) are publicly traded on the NYSE. To acquire HealthShares(TM), you must have a brokerage account. If you want to sell HealthShares(TM), you must do so through your broker. When you buy or sell HealthShares(TM) on the secondary market, your broker will charge a commission. In addition, because secondary-market transactions occur at market prices, you may pay more than NAV when you buy HealthShares(TM), and receive less than NAV when you sell those HealthShares(TM).


OVERVIEW OF THE INVESTMENT OBJECTIVES AND STRATEGIES OF THE FUNDS


Each Fund's investment objective is to seek to track the performance, before fees and expenses, of a particular Underlying Index. The Advisor uses a passive, or indexing, approach in managing the Funds. Unlike many mutual funds, the Funds do not seek to outperform any particular market sector and will not assume temporary defensive positions when markets decline or appear overvalued. Each Fund will invest at least 90% of its assets in the common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because each Underlying Index, with the exception of HealthShares(TM) Composite Index, is comprised only of stocks as indicated by its name (e.g., only "diagnostics" companies are contained in the HealthShares(TM) Diagnostics Index), this means that each Fund will invest at least 90% of its assets in such companies. The Funds will provide shareholders with at least 60 days' notice of any change in these policies. Each Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the Investment Company Act of 1940, as amended (the "1940 Act")). Each Fund will attempt to replicate the Underlying Index by matching the weighting of securities in its portfolio with such securities' weightings in the Underlying Index. In managing the Funds, the Advisor seeks a correlation of 0.95 or better between each Fund's performance and the performance of the Underlying Index. A figure of 1.00 would represent perfect correlation. There is no guarantee that the Advisor will be able to obtain this level of correlation.

From time to time, it may not be possible, for regulatory or other legal reasons, to replicate the Underlying Index and in such cases the Advisor may pursue a sampling strategy in managing the portfolio. Pursuant to this strategy, a Fund may invest the remainder of its assets in securities of companies not included in an Underlying Index if the Advisor believes that such securities will assist the Fund in tracking the Underlying Index. If a Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of the companies in the Underlying Index. See "Additional Information About The Funds, Their Principal Strategies And Related Risks" for more information about the use of a sampling strategy.


Limitations and restrictions on the level of investment in securities that are discussed in this Prospectus and that are expressed in terms of percentage limitations are measured at the time of investment, unless specifically indicated otherwise. Changes in market values that cause a percentage limitation to be exceeded will not necessarily require that securities be sold.

The following is a summary of the principal investment policies, strategies and risks of each of the Funds. Further information about the Funds and their risks can be found in "Additional Information About the Funds, Their Principal Strategies and Related Risks" in this Prospectus and in the Statement of Additional Information.

               HealthShares(TM) Asian Health Exchange-Traded Fund


--------------------------------------------------------------------------------
Trading Symbol:                HHT
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) Asian Healthcare Index (_______)
Inception Date:                To be determined
--------------------------------------------------------------------------------


The HealthShares(TM) Asian Health Exchange-Traded Fund is not currently being offered.


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) Asian Healthcare Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Asian Healthcare Index, an index of foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "Asian Health" companies by the Index Administrator and therefore are included in the HealthShares(TM) Asian Healthcare Index. An Asian Health company is a company headquartered in Japan, China, India, South Korea, Taiwan, Singapore, Thailand, Malaysia, Indonesia, Philippines or Hong Kong. Additionally, the company must be quoted on at least one Asian Stock Exchange, excluding all issuers listed solely on the Osaka Stock Exchange and all issuers that are foreign corporate subsidiaries of North American, Australian or European issuers. The issuers must be engaged in the research/clinical development/manufacturing/and commercialization of pharmaceutical products, the in vivo or in vitro diagnostic identification and analysis of disease in humans, or the research, development, manufacture, distribution and commercialization of medical devices and/or products for the treatment or amelioration of human disorders and diseases.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of Asian companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of Asian health companies, this means that the Fund will invest at least 90% of its assets in Asian health companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Underlying Index is expected to contain a substantial weighting in Japanese companies. As a result, the Fund can also be expected to maintain a substantial weighting in Japanese companies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $20 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


o The Fund is subject to geographic concentration and emerging market risk. The Fund will invest substantially all of its assets in the securities of companies located in Asia and therefore will be impacted by events and conditions impacting the Asian region to a greater extent than a fund that does not focus its investments in Asia. For example, political and economic conditions and changes in regulatory, tax, or economic policy in an Asian country could significantly affect the market in that country and in surrounding or related countries. The Asian economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. The Fund is also subject to risk particular to the Japanese economy, which has only recently emerged from a prolonged economic downturn. Certain Asian countries in which the Fund may invest are considered to be emerging market countries and therefore the Fund is subject to emerging market risk. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.


o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.



PERFORMANCE INFORMATION
The Fund has not yet begun operations, so performance information is not available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                         None
        Transaction Fee on Purchases and Redemptions:                Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                  .95%
        12b-1 Distribution Fee(3):                                        .25%

        Other Expenses(4):                                             ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                          ______%


        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Adviser" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES


The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed.(2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above.



________


(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------

          HealthShares(TM) Autoimmune-Inflammation Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:             HHA
CUSIP Number:
Underlying Index (Symbol):  HealthShares(TM) Autoimmune-Inflammation Index
                            (HSAUTO)
Inception Date:             December  _, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) Autoimmune-Inflammation Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Autoimmune-Inflammation Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "autoimmune-inflammation" companies by the Index Administrator and therefore are included in the HealthShares(TM) Autoimmune-Inflammation Index. An Autoimmune-Inflammation company is a company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of inflammatory diseases such as osteoarthritis and autoimmune disorders including, but not limited to, rheumatoid arthritis, allergies, multiple sclerosis, psoriasis and lupus.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of autoimmune-inflammation companies, this means that the Fund will invest at least 90% of its assets in autoimmune-inflammation companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.


Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION
The Fund is new and began operations on December __, 2006, so performance information for a full calendar year is not yet available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .75%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell

HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $________, regardless of the number of Creation Unit shares redeemed. (2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

                  HealthShares(TM) Cancer Exchange-Traded Fund


--------------------------------------------------------------------------------
Trading Symbol:                HHK
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) Cancer Index (HSTOPC)
Inception Date:                December  _, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) Cancer Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Cancer Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "cancer" companies by the Index Administrator and therefore are included in the HealthShares(TM) Cancer Index. A Cancer company is a company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of cancers. Companies in this index generally include those with substantial revenues and significant research and development programs.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of cancer companies, this means that the Fund will invest at least 90% of its assets in cancer companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.


Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION
The Fund is new and began operations on December _, 2006, so performance information for a full calendar year is not yet available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .75%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell

HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $__________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $__________, regardless of the number of Creation Unit shares redeemed.(2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $__________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

              HealthShares(TM) Cardio Devices Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:                HHE
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) Cardio Devices Index (______)
Inception Date:                December _, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) Cardio Devices Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Cardio Devices Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "cardio devices" companies by the Index Administrator and therefore are included in the HealthShares(TM) Cardio Devices Index. A Cardio Device company is a company involved in the manufacture, distribution, and commercialization of medical devices for the treatment of cardiac, vascular, and endovascular disorders and diseases, including but not limited to stents, valves, patches, pumps, defibrillators, pacemakers, sutures and sensors/chips.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of cardio devices companies, this means that the Fund will invest at least 90% of its assets in cardio devices companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $20 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.


Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION
The Fund is new and began operations on December _, 2006, so performance information for a full calendar year is not yet available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .75%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell

HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed. (2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

                HealthShares(TM) Cardiology Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:                HRD
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) Cardiology Index (HSCARD)
Inception Date:                December _, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) Cardiology Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Cardiology Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "cardiology" companies by the Index Administrator and therefore are included in the HealthShares(TM) Cardiology Index. A Cardiology company is a company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of cardiological indications including, but not limited to, atherosclerosis, coronary artery disease, congestive heart failure, stroke, hypertension, thrombosis and restenosis.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of cardiology companies, this means that the Fund will invest at least 90% of its assets in cardiology companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.


Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION
The Fund is new and began operations on December _, 2006, so performance information for a full calendar year is not yet available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .75%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell

HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $________, regardless of the number of Creation Unit shares redeemed. (2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:



-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

        HealthShares(TM) Dermatology and Wound Care Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:                HRW
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) Dermatology and Wound Care Index
                               (HSDEWC)
Inception Date:                December _, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) Dermatology and Wound Care Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Dermatology and Wound Care Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "dermatology and wound care" companies by the Index Administrator and therefore are included in the HealthShares(TM) Dermatology and Wound Care Index. A Dermatology and Wound Care company is a company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of skin disorders by topical or systemic means. Targeted diseases include, but are not limited to, acne, rosacea, psoriasis, genital warts and atopic dermatitis.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of dermatology and wound care companies, this means that the Fund will invest at least 90% of its assets in dermatology and wound care companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.


Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION
The Fund is new and began operations on December _, 2006, so performance information for a full calendar year is not yet available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .75%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell

HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $__________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $__________, regardless of the number of Creation Unit shares redeemed.(2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $__________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:



-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

                HealthShares(TM) Diagnostics Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:                HHD
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) Diagnostics Index (HSDIAG)
Inception Date:                December _, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) Diagnostics Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Diagnostics Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "diagnostics" companies by the Index Administrator and therefore are included in the HealthShares(TM) Diagnostics Index. A Diagnostics company is a company involved in the identification of the existence and extent of a disease, the visual localization of a disease by way of imaging, the selection of therapeutic agents appropriate for the disease wherever possible and the monitoring of disease progression/therapeutic efficacy.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised only of stocks of diagnostics companies, this means that the Fund will invest at least 90% of its assets in diagnostics companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of the companies in the Underlying Index.


Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION
The Fund is new and began operations on December _, 2006, so performance information for a full calendar year is not yet available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .75%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell

HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $__________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $__________, regardless of the number of Creation Unit shares redeemed.(1) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $__________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:



-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

              HealthShares(TM) Emerging Cancer Exchange-Traded Fund


--------------------------------------------------------------------------------
Trading Symbol:
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) Emerging Cancer Index (HSMIDC)


Inception Date:                December  _, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) Emerging Cancer Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Emerging Cancer Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "emerging cancer" companies by the Index Administrator and therefore are included in the HealthShares(TM) Emerging Cancer Index. An Emerging Cancer company is a mid-sized company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of cancers. Companies in this index generally include those with some level of revenues, or those on the verge of revenues with significant but focused research and development programs.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of emerging cancer companies, this means that the Fund will invest at least 90% of its assets in emerging cancer companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.



PERFORMANCE INFORMATION
The Fund is new and began operations on December __, 2006, so performance information for a full calendar year is not yet available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .75%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $__________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $__________, regardless of the number of Creation Unit shares redeemed.(2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $__________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

           HealthShares(TM) Enabling Technologies Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:                HHV
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) Enabling Technologies Index
                               (_______)
Inception Date:                December _, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) Enabling Technologies Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Enabling Technologies Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "enabling technologies" companies by the Index Administrator and therefore are included in the HealthShares(TM) Enabling Technologies Index. An Enabling Technologies company is a company that provides technology products and/or services that enable and support the discovery, clinical development and manufacturing activities of pharmaceutical and biotechnology companies, including but not limited to genomics, proteomics and high throughput screening.(3)

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of enabling technologies companies, this means that the Fund will invest at least 90% of its assets in enabling technologies companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $10 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund


________
(3) Genomics is the field of science that studies the entire DNA sequence of an organism's genome. Proteomics, a term used in the study of genetics, refers to all the proteins expressed by a genome and involves the identification of proteins in the body and the determination of their role in physiological and pathophysiological functions. High throughput screening is an approach for finding new drugs which looks for chemicals that act on a particular enzyme of molecule.

pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.



PERFORMANCE INFORMATION
The Fund is new and began operations on December _, 2006, so performance information for a full calendar year is not yet available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .75%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed. (2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

              HealthShares(TM) European Drugs Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:                HRJ
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) European Drugs Index (______)
Inception Date:                December _, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) European Drugs Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) European Drugs Index, an index of foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "European drug" companies by the Index Administrator and therefore are included in the HealthShares(TM) European Drugs Index. A European Drug company is a company headquartered in Europe and quoted on at least one European Stock Exchange that is involved in the research/clinical development/manufacturing/ and commercialization of pharmaceutical products, small molecule/chemical moieties, biologics (proteins, peptides, oligoneucleotides, and cell/gene therapies) and vaccines, in all therapeutic categories, primarily intended for humans.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of European drug companies, this means that the Fund will invest at least 90% of its assets in European drug companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $10 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.


Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.


o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to geographic concentration risk. The Fund will invest all of its assets in the securities of European drug companies and therefore will be impacted by events and conditions impacting the European region to a greater extent than a fund that does not focus its investments in Europe. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a European country could significantly affect the market in that country and in surrounding or related countries.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.



PERFORMANCE INFORMATION
The Fund is new and began operations on December __, 2006, so performance information for a full calendar year is not yet available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .95%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed. (2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

             HealthShares(TM) European Medical Products and Devices
                                    Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:                HHT
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) European Medical Products and
                               Devices Index (_______)
Inception Date:                December _, 2006
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) European Medical Products and Devices Index.


PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) European Medical Products and Devices Index, an index of foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "European medical products and devices" companies by the Index Administrator and therefore are included in the HealthShares(TM) European Medical Products and Devices Index. A European Medical Products and devices company is a company headquartered in Europe and quoted on at least one European Stock Exchange and is involved in the research, development, manufacture, distribution and commercialization of medical devices and/or products for the treatment or amelioration of human disorders and diseases.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of European medical products and devices companies, this means that the Fund will invest at least 90% of its assets in European medical products and devices companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $10 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.

o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to geographic concentration risk. The Fund will invest all of its assets in the securities of European medical products and devices companies and therefore will be impacted by events and conditions impacting the European region to a greater extent than a fund that does not focus its investments in Europe. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a European country could significantly affect the market in that country and in surrounding or related countries.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.


PERFORMANCE INFORMATION
The Fund is new and began operations on December __, 2006, so performance information for a full calendar year is not yet available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)

        Advisory Fee(2):                                                   .95%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.

The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed. (2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

             HealthShares(TM) GI/Gender Health Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:                HHU
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) GI/Gender Health Index (HSURGH)
Inception Date:                December _, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) GI/Gender Health Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) GI/Gender Health Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "gastrointestinal/genitourinary/gender health" companies by the Index Administrator and therefore are included in the HealthShares(TM) GI/Gender Health Index. A GI/Gender Health company is a company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of diseases including gastrointestinal disorders such as gastroesophageal reflux disease, heartburn, irritable bowel syndrome, Crohn's Disease and ulcerative colitis; genitourinary disorders, such overactive bladder, urge incontinence, stress incontinence and urinary tract infection; and gender health matters including sexual dysfunction (male and female), endometriosis, benign prostatic hyperplasia, prolapsed womb and reproductive health.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of gastrointestinal/genitourinary/gender health companies, this means that the Fund will invest at least 90% of its assets in gastrointestinal/genitourinary/gender health companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.



PERFORMANCE INFORMATION
The Fund is new and began operations on December _, 2006, so performance information for a full calendar year is not yet available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .75%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed. (2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

            HealthShares(TM) Infectious Disease Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:                HHG
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) Infectious Disease Index
                               (HSINFD)
Inception Date:                December _, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) Infectious Disease Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Infectious Disease Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "infectious disease" companies by the Index Administrator and therefore are included in the HealthShares(TM) Infectious Disease Index. An Infectious Disease company is a company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of infectious diseases related to antibacterial, antifungal and antiviral indications, by means of small molecules, protein therapy and vaccines.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of infectious disease companies, this means that the Fund will invest at least 90% of its assets in infectious disease companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.


Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION
The Fund is new and began operations on December _, 2006, so performance information for a full calendar year is not yet available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .75%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell

HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $________, regardless of the number of Creation Unit shares redeemed.(2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

       HealthShares(TM) Metabolic-Endocrine Disorders Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:                HHM
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) Metabolic-Endocrine Disorders
                               Index (HSMETE)
Inception Date:                December _, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) Metabolic-Endocrine Disorders Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Metabolic-Endocrine Disorders Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "metabolic-endocrine disorders" companies by the Index Administrator and therefore are included in the HealthShares(TM) Metabolic-Endocrine Disorders Index. A Metabolic-Endocrine Disorders company is a company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of metabolic-endocrine disorders including, but not limited to, diabetes, obesity, Syndrome X, growth deficiency and rare lysosomal disorders.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of metabolic-endocrine disorders companies, this means that the Fund will invest at least 90% of its assets in metabolic-endocrine disorders companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.


Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION
The Fund is new and began operations on December _, 2006, so performance information for a full calendar year is not yet available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .75%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell

HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $________, regardless of the number of Creation Unit shares redeemed. (2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

               HealthShares(TM) Neuroscience Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:                HHN
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) Neuroscience Index (FWNEUR)
Inception Date:                December _, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) Neuroscience Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Neuroscience Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "neuroscience" companies by the Index Administrator and therefore are included in the HealthShares(TM) Neuroscience Index. A Neuroscience company is a company involved in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of neurological and psychiatric disorders including, but not limited to, Alzheimer's, Parkinson's, Huntington's, schizophrenia, anxiety, depression, epilepsy, pain and sleep disorders.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of neuroscience companies, this means that the Fund will invest at least 90% of its assets in neuroscience companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.


Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION
The Fund is new and began operations on December __, 2006, so performance information for a full calendar year is not yet available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .75%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell

HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $________, regardless of the number of Creation Unit shares redeemed. (2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

               HealthShares(TM) Ophthalmology Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:                HHZ
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) Ophthalmology Index (HSOPTH)
Inception Date:                December _, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) Ophthalmology Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Ophthalmology Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "ophthalmology" companies by the Index Administrator and therefore are included in the HealthShares(TM) Ophthalmology Index. An Ophthalmology company is a company involved in the research, clinical development and/or commercialization of therapeutic agents by means of pharmaceuticals, medical devices or biomaterials for the treatment of various diseases of the eye including, but not limited to, age-related macular degeneration, dry-eye, diabetic macular edema, glaucoma, presbyopia and myopia.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will typically invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of ophthalmology companies, this means that the Fund will invest at least 90% of its assets in ophthalmology companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.


Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences or biotechnology sectors, the Fund will always be concentrated in these sectors.

PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION
The Fund is new and began operations on December __, 2006, so performance information for a full calendar year is not yet available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .75%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell

HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $__________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $__________, regardless of the number of Creation Unit shares redeemed.(2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $__________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

             HealthShares(TM) Orthopedic Repair Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:                HHP
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) Orthopedic Repair Index
                               (_______)
Inception Date:                December _, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) Orthopedic Repair Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Orthopedic Repair Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "orthopedic repair" companies by the Index Administrator and therefore are included in the HealthShares(TM) Orthopedic Repair Index. A Orthopedic Repair health company is a company involved in the manufacturing, distribution, and commercialization of medical devices, pharmaceuticals and regenerative medicine for the treatment of bone, cartilage, tendon, muscle, ligament, maxillofacial and dental elements, excluding periodontal and skin conditions or disorders.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of orthopedic repair companies, this means that the Fund will invest at least 90% of its assets in orthopedic repair companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $20 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.


Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION
The Fund is new and began operations on December __, 2006, so performance information for a full calendar year is not yet available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .75%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell

HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed. (2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

           HealthShares(TM) Patient Care Services Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:                HHB
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) Patient Care Services Index
                               (_________)
Inception Date:                December __, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) Patient Care Services Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Patient Care Services Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "patient care services" companies by the Index Administrator and therefore are included in the HealthShares(TM) Patient Care Services Index. A Patient Care Services company is a company involved in providing direct treatment of patients in hospitals, outpatient clinics, nursing homes, assisted living centers, treatment facilities or home health providers and the companies involved in providing supplies and services to these facilities.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of patient care services companies, this means that the Fund will invest at least 90% of its assets in patient care services companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $350 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.


Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION
The Fund is new and began operations on December __, 2006, so performance information for a full calendar year is not yet available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .75%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%


        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell

HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed. (2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

           HealthShares(TM) Respiratory/Pulmonary Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:                HHR
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) Respiratory/Pulmonary Index
                               (HSRESP)
Inception Date:                December _, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) Respiratory/Pulmonary Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Respiratory/Pulmonary Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been identified as "respiratory/pulmonary" companies by the Index Administrator and therefore are included in the HealthShares(TM) Respiratory/Pulmonary Index. A Respiratory/Pulmonary company is a company involved in the research/development and/or commercialization of therapeutic agents treating various respiratory and/or pulmonary diseases including, but not limited to, asthma, chronic obstructive pulmonary disease, emphysema, tuberculosis and pulmonary arterial hypertension.

As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. Because the Underlying Index is comprised of only stocks of respiratory/pulmonary companies, this means that the Fund will invest at least 90% of its assets in respiratory/pulmonary companies, as discussed above. The Fund will provide shareholders with at least 60 days' notice of any change in these policies. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $15 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.


Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.

PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.

o The Fund is subject to stock market risk, which is the risk that stock prices overall will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.


o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.

PERFORMANCE INFORMATION
The Fund is new and began operations on December __, 2006, so performance information for a full calendar year is not yet available.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.

        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .75%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell

HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $__________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $__________, regardless of the number of Creation Unit shares redeemed.(4) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $_________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $__________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(4) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

                 HealthShares(TM) Composite Exchange-Traded Fund

--------------------------------------------------------------------------------
Trading Symbol:                HHQ
CUSIP Number:
Underlying Index (Symbol):     HealthShares(TM) Composite Index (_______)
Inception Date:                December _, 2006
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The Fund seeks to track the performance, before fees and expenses, of the HealthShares(TM) Composite Index.



PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a "passive management" investment strategy designed to track the performance of the HealthShares(TM) Composite Index, an index of U.S. and foreign common stocks of healthcare, life sciences or biotechnology companies that have been included in the HealthShares(TM) Autoimmune-Inflammation Index, the HealthShares(TM) Cancer Index, the HealthShares(TM) Cardio Devices Index, HealthShares(TM) Cardiology Index, the HealthShares(TM) Dermatology and Wound Care Index, the HealthShares(TM) Diagnostics Index, the HealthShares(TM) Emerging Cancer Index, the HealthShares(TM) Enabling Technologies Index, the HealthShares(TM) GI/Gender Health Index, the HealthShares(TM) Infectious Disease Index, the HealthShares(TM) Metabolic-Endocrine Disorders Index, the HealthShares(TM) Neuroscience Index, the HealthShares(TM) Ophthalmology Index, the HealthShares(TM) Orthopedic Repair Index, the HealthShares(TM) Patient Care Services Index and the HealthShares(TM) Respiratory/Pulmonary Index (collectively, the "Composite Eligible Indexes") by the Index Administrator and therefore are included in the HealthShares(TM) Composite Index. The HealthShares(TM) Composite Index will consist of stocks of the 80 largest companies by market capitalization that are part of the Composite Eligible Indexes.



As its primary strategy, the Fund attempts to replicate the Underlying Index by investing substantially all of its assets in the stocks that make up the Underlying Index, holding each stock in approximately the same proportion as its weighting in the Underlying Index. The Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in American Depositary Receipts ("ADRs") or Global Depository Receipts ("GDRs") based on securities of international companies in the Underlying Index. The Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents, such as money market instruments (subject to applicable limitations of the 1940 Act). In determining the composition of the Underlying Index, the Index Administrator will screen companies to eliminate those with market capitalizations above $20 billion or below $100 million. The Fund may also sample, rather than replicate, the Underlying Index by holding stocks that, in the aggregate, are intended to approximate the Underlying Index in terms of key characteristics, such as price/earnings ratio, earnings growth, and dividend yield. If the Fund pursues a sampling strategy, it will continue to invest at least 90% of its assets in the common stocks, ADRs or GDRs of companies in the Underlying Index.

Because all of the securities included in the Underlying Index are issued by companies in the healthcare, life sciences and biotechnology sectors, the Fund will always be concentrated in these sectors.


PRINCIPAL RISKS
The Fund is subject to certain risks. Certain of these risks are described below. For a more detailed discussion of some of these risks, see "Additional Information Regarding the Funds, their Principal Strategies and Related Risks" below.


o The Fund is subject to stock market risk, which is the risk that stock prices will decline over a given period of time. The Fund's total return, like stock prices generally, will fluctuate within a wide range, so an investor could lose money over short or even long periods. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

o The Fund is subject to index risk, which is the risk that stocks in the Underlying Index may under-perform fixed income investments or stock market investments that track other markets, segments or sectors. The Advisor does not actively manage the Fund and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Underlying Index.


o The Fund is subject to sector risk, which is the risk that significant problems will affect the sector represented in the Underlying Index, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme than fluctuations in the overall stock market. Because the Fund invests substantially all of its assets in the healthcare, life sciences and biotechnology sectors, the Fund's performance largely depends--for better or for worse--on the general condition of these sectors. Healthcare, life sciences and biotechnology companies face intense competition, both domestically and internationally. Healthcare, life sciences and biotechnology companies may have limited product lines, markets, financial resources or personnel and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Healthcare, life sciences and biotechnology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the healthcare, life sciences and biotechnology sectors are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

         The healthcare sector is also subject to government regulation and government approval of products and services which could have a significant adverse effect on price and availability. Furthermore, the types of products or services produced or provided by healthcare companies can quickly become obsolete.

         The biotechnology sector can be significantly affected by patent considerations, intense competition, rapid technology change and obsolescence caused by progressive scientific and technological advances as well as strict government scrutiny and ongoing legislative action in the U.S. and abroad. Biotechnology companies may have persistent losses during a new product's transition from development to production, and revenue may be erratic, or even non-existent.

o The Fund is subject to non-diversification risk, which is the risk associated with the fact that the Fund is non-diversified and may concentrate its investments in fewer issuers than if it were diversified. As a result, the Fund is more susceptible to the risks associated with those investments, including the risk that the Fund's performance may be hurt by the poor performance of relatively few stocks or even a single stock to a greater extent than if the Fund were diversified.

o The Fund is subject to investment style risk, which is the risk that, to the extent that the Fund's assets are invested in small- and mid-capitalization stocks, the returns from these small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

o The Fund is subject to index sampling risk, which is the risk that, when employing a sampling strategy, the stocks held by the Fund will not provide investment performance tracking the Underlying Index.

o The Fund is subject to market price risk, which is the risk associated with the fact that the HealthShares(TM) are listed on the New York Stock Exchange (NYSE) and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell HealthShares(TM).

o The Fund is subject to foreign securities risk, which is the risk that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

o The Fund is subject to secondary market risk. Although the HealthShares(TM) are listed for trading on the NYSE, it is possible that an active trading market may not be maintained. Trading of the HealthShares(TM) on the NYSE may be halted if NYSE officials deem such action appropriate, if the HealthShares(TM) are delisted from the NYSE or if the activation of market-wide "circuit breakers" halts stock trading generally.

o The Fund is subject to derivatives risk, which is the risk associated with stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.



PERFORMANCE INFORMATION
The Fund is new and began operations on December _, 2006, so performance information for a full calendar year is not yet available.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold HealthShares(TM) shares in the Fund. Transaction costs incurred by the Fund for buying and selling securities are not reflected in the table. Operating Expenses are expressed as a percentage of average daily net assets and are based upon estimated amounts for the current fiscal year.


        SHAREHOLDER FEES
        (fees paid directly from your investment)

        Sales Charge (Load) Imposed on Purchases:                          None
        Transaction Fee on Purchases and Redemptions:                 Varies(1)


        ANNUAL FUND OPERATING EXPENSES
        (expenses deducted from the Fund's assets)


        Advisory Fee(2):                                                   .75%
        12b-1 Distribution Fee(3):                                         .25%
        Other Expenses(4):                                              ______%
        TOTAL ANNUAL FUND OPERATING EXPENSES:                           ______%

        (1) An investor purchasing or redeeming Creation Units of the Fund will pay to the Fund a transaction fee of $__________, plus an additional fee of up to $__________ if the investor does not create or redeem through the NSCC (for a total of up to $__________). An investor buying or selling the Fund in the secondary market will pay a commission to his broker in an amount established by the broker. Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above.
        (2) The Fund pays the Advisor a single, unified management fee for arranging for certain non-distribution related services necessary for the Fund to operate. For more information about the unified management fee, see "Investment Advisor" under "Fund Management".
        (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to .25% of average daily net assets may be made by the Fund. The Board of Directors of the Fund has determined that no such payments will be made for the twelve month period following commencement of operations.
        (4) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Fund sells and redeems HealthShares(TM) only in Creation Units and principally on an in-kind basis for portfolio securities of the Underlying Index. HEALTHSHARES(TM) IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund. The example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell HealthShares(TM). It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


These examples should not be considered to represent actual expenses or performance from the past or for the future. Actual future expenses may be higher or lower than those shown.

CREATION UNIT TRANSACTIONS FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV and only in Creation Unit blocks of 50,000. As a practical matter, only institutions or large investors purchase or redeem Creation Units. A standard Creation Unit transaction fee of $_________ is charged for each purchase of Creation Units, regardless of the number of Creation Unit shares acquired. An investor redeeming Creation Unit shares will be charged a standard redemption transaction fee of $_________, regardless of the number of Creation Unit shares redeemed. (2) The value of a Creation Unit of the Fund, as of the date of this Prospectus, was approximately $__________. Investors holding Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________, a 5% return, and assuming that the Fund's operating expenses remain the same and the Creation Units are redeemed at the end of each period, a purchaser of Creation Units will incur the following costs:

-------------------------------------
      1 YEAR           3 YEARS
-------------------------------------
       $___              $___
-------------------------------------


________
(2) If a Creation Unit is purchased or redeemed outside of usual process through the NSCC or for cash an additional fee of $________ will apply.

ADDITIONAL INFORMATION ABOUT THE FUNDS, THEIR PRINCIPAL STRATEGIES AND RELATED RISKS

The following section provides more information about the Funds, the Underlying Indexes and the principal investment strategies and risks that are common to each Fund.

ADDITIONAL INVESTMENT STRATEGIES


Under normal circumstances, each Fund will invest at least 90% of its assets in common stocks of companies in the Underlying Index, or in ADRs or GDRs based on securities of international companies in the Underlying Index. Because each Underlying Index, with the exception of HealthShares(TM) Composite Index, is comprised only of stocks as indicated by its name (e.g., only "diagnostics" companies are contained in the HealthShares(TM) Diagnostics Index), this means that each Fund will invest at least 90% of its assets in such companies. The Funds will provide shareholder with at least 60 days' notice of any change in these policies. The HealthShares(TM) Composite Exchange-Traded Fund will invest at least 90% of its assets in companies contained in the Composite Eligible Indices. Each Fund may also invest up to 10% of its assets in futures contracts, options on futures contracts, options, swaps on securities of companies in the Underlying Index, as well as cash and cash equivalents such as money market instruments (subject to applicable limitations of the 1940 Act). Each Fund's investment objective is fundamental and may not be changed without a shareholder vote.

In addition to the Funds' principal investment strategies, each Fund may, from time to time, use certain other strategies or engage in certain other investment practices that are not principal strategies. In addition to these strategies and practices, each Fund may invest in investment-grade debt securities (i.e., debt obligations classified within the four highest ratings of a nationally recognized statistical rating organization such as Moody's Investors Service ("Moody's") or Standard & Poor's ("S&P") or, if unrated, determined by the Advisor to be of comparable quality). Each Fund may also hold cash and/or invest a portion of its assets in U.S. Government securities, high-quality money market instruments and repurchase agreements collateralized by the foregoing obligations. These other investments and strategies are described in detail in the Funds' Statement of Additional Information.


MORE INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS

Index Risk. The Funds employ a "passive management" or indexing investment approach. Each Fund attempts to track the investment performance of its Underlying Index. Whenever practicable, each Fund uses the replication method as its primary strategy, meaning that it holds the same stocks, in approximately the same proportions, as the stocks in the Underlying Index, regardless of their investment merit. Because each Fund is a passively managed index fund, the Advisor does not attempt to analyze individual companies or to quantify, manage or control the risks associated with investing in individual companies or in a portfolio that replicates the Underlying Index. Although index funds, by their nature, tend to be tax-efficient investment vehicles, tax ramifications are not considered in the passive management of index funds like the Funds. This risk is known as Index Risk.

Index Sampling Risk. From time to time, however, regulatory constraints or other legal considerations may prevent a Fund from replicating precisely an Underlying Index. This may occur for a number of reasons. For example, the Funds are taxed as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and the Code imposes certain percentage limitations applicable to investments by regulated investment companies. To the extent a strict application of the replication methodology would result in a violation of the Code, the Fund would be prevented from replicating the Underlying Index. Similarly, other regulatory constraints, such as limitations on the ability of a Fund to invest more than a certain percentage in illiquid securities, may also prevent the Fund from precisely replicating an Underlying Index. In these circumstances, the Fund will employ a strategy known as "sampling" whereby the Fund will invest in securities that, in the aggregate, are deemed by the Advisor to approximate the Underlying Index in terms of key characteristics. The Advisor will not use a sampling strategy in an attempt to manage the portfolio but will do so only when it is required to do so by regulatory or legal considerations. To the extent the Fund employs a sampling strategy, it is subject to index sampling risk, which is the risk that the securities selected by the Advisor pursuant to this strategy may not, in fact, provide investment performance that closely tracks the Underlying Index.


Stock Market Risk. The Funds are subject to stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to be volatile, with periods of rising prices and periods of falling prices.

Sector Risk. Each Fund is subject to sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Because each Fund invests all, or substantially all, of its assets in the healthcare, life sciences and biotechnology sectors, it is subject to the risks associated with investing in those sectors. Companies in the healthcare industry are, generally, subject to significant governmental regulation and are required to obtain government approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. The costs of providing healthcare services may increase as a result of, among other factors, changes in medical technology and increased labor costs.

Additionally, a number of legislative proposals concerning healthcare have been introduced in the U.S. Congress in recent years or have been reported to be under consideration. These proposals span a wide range of topics, including cost controls, national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. Any of these proposals, if enacted, may have an adverse effect on the healthcare industry.

The biotechnology sector of the healthcare industry faces certain additional risks. Biotechnology and pharmaceutical companies need to price drugs to cover costs. Increased competition, managed care, larger provider networks and a planned Medicare program may make it difficult to raise prices, and in fact, may result in price discounting. The sector is also subject to costs arising out of its regulation by the Food and Drug Administration ("FDA"). Before any drug or medical device can be sold, it must receive FDA approval. The process to obtain FDA approval has historically been long and costly, and it is becoming increasingly difficult to recoup these costs. Additional expenses may arise from the cost of expensive liability insurance due to the fact that biotechnology companies face the risk of large product liability suits.

Furthermore, the biotechnology industry is an emerging growth industry, and therefore biotechnology companies may be thinly capitalized and more volatile than companies with greater capitalization. Companies in this sector generally need to retain earnings to finance their expansion, and as a result, no dividends may be paid. Additional capital may be required to market new products on a commercial basis. Biotechnology companies may be dependent for their revenues on only a few products, and may depend on their competitors to produce and market their products. These companies are therefore susceptible to product obsolescence, a common problem in a rapidly developing area like biotechnology.

Pharmaceutical companies must devote a large amount of capital to research and development and marketing to remain competitive. If new drugs are not approved, or new applications are not found for existing drugs, profits may be adversely impacted. Manufacturers of medical devices face unusual costs because they must follow the "Good Manufacturing Practices" ("GMP") regulation which provides detailed guidance on designing, manufacturing, testing, packaging, storing and installing devices as well as the required recordkeeping.


Investment Style Risk. Each Fund invests across large-, mid-, and small-capitalization healthcare, life sciences and biotechnology stocks, depending on the composition of the Underlying Index. The Advisor makes no effort to manage the capitalization exposure of the Fund's portfolio. The Index Methodology with respect to each Underlying Index, however, generally requires a minimum capitalization of at least $100 million (some of the Underlying Indexes require a greater minimum market capitalization than $100 million). From time to time, depending on the construction of the Underlying Index, a Fund may invest a substantial portion of its assets in small- and medium-size healthcare, life sciences and biotechnology companies. Such investments entail greater risk than investments in larger, more established companies. Small- and medium-size companies in these industries often have narrower markets and more limited managerial and financial resources than larger, more established healthcare, life sciences and biotechnology companies. Some of these companies may have incurred significant net losses since commencing operations and many companies may not achieve profitability from developing these products for years, if at all. Even after a company begins selling its products, losses could continue to increase as a result of ongoing research and development and clinical trial expenses, as well as increased manufacturing, sales and marketing expenses. These losses, among other things, could significantly increase the volatility of a Fund's assets and adversely affect the NAVs of the Funds. As a result of these risks and uncertainties, an investor may lose some or all of his investment in the Funds.

Small- and medium-size companies in the healthcare, life sciences and biotechnology sectors may be subject to acquisition by various large-size companies in the same or related sectors which may significantly impact the stock prices of such companies and, in turn, adversely affect the NAVs of the Funds.


Foreign Security Risks. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments may not be subject to uniform accounting, auditing, and financial-reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for foreign custodial arrangements may be higher than expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Currency Risk. As many investments in foreign countries are denominated in foreign currencies, changes in the value of those countries' currencies relative to the U.S. dollar may affect the value of those investments. Investments in foreign securities denominated in foreign currencies involve additional risks, including: (i) each Fund may incur substantial costs in connection with conversions between various currencies; (ii) only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets; and (iii) securities transactions undertaken in some foreign markets may not be settled promptly so that the Funds' investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.



Expropriation Risk. Foreign governments may expropriate the Funds' investments either directly by restricting the Funds' ability to sell a security or imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Funds' investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Funds to pursue and collect a legal judgment against a foreign government.


Geographic Concentration and Emerging Market Risk. Because the HealthShares(TM) Asian Health Exchange-Traded Fund, the European Drugs Exchange-Traded Fund and the European Medical Devices and Products Exchange-Traded Fund (the "International Funds") will invest all of their assets in the securities of a single region and may invest a significant portion of its assets in the securities of a single foreign country, such Funds will be impacted by events or conditions affecting that country or region to a greater extent than a fund that did not focus its investments in a single region or country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. For the HealthShares(TM) Asian Health Exchange-Traded Fund, the Asian economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. The HealthShares(TM) Asian Health

Exchange-Traded Fund is also subject to risk particular to its investments in Japan. The Japanese economy has only recently emerged from a prolonged economic downturn. Certain of the countries in which the Fund may invest may be considered to be emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries.


Derivatives Risk. Each Fund may invest, to a limited extent, in derivatives. Derivatives may involve risks different from, and possibly greater than, those of traditional investments. To track their Underlying Indexes as closely as possible, the Funds attempt to remain fully invested in stocks. The Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Investments in derivatives may subject a Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a Fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset). The Funds will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

Market Price Risk. The market price of shares of the Funds may differ from the Fund's NAV. HealthShares(TM) are listed for trading on the NYSE and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of the HealthShares(TM) typically will approximate its NAV, there may be times when the market price and the NAV differ significantly. Thus, you may pay more than NAV when buying HealthShares(TM) on the secondary market, and you may receive less than NAV when you sell those HealthShares(TM).


The market price of HealthShares(TM), like the price of any exchange-traded security, includes a "bid-asked spread" charged by the exchange specialist and other market-makers that cover the particular security. While the Fund cannot predict, and does not control, whether or when the HealthShares(TM) will trade at a premium or a discount to NAV, it is likely that in times of severe market disruption, the bid-asked spread will increase significantly and the HealthShares(TM) would most likely be traded at a discount to NAV. In addition, any discount is likely to be greatest when the price of HealthShares(TM) is falling fastest--and this may be the time that you most want to sell your HealthShares(TM). The Funds' website at http://www.healthsharesinc.com will show the prior day's closing NAV and closing market price for the Funds' shares. In addition, the

Funds' website will contain the following information, on a per share basis, for each Fund: (a) the prior business day's net asset value and the Bid/Ask Price and a calculation of the premium or discount of the Bid/Ask Price at the time of calculation of the net asset value against such net asset value; and (b) data in chart format displaying the frequency distribution of discounts and premiums of the daily Bid/Ask Price against the net asset value, within appropriate ranges, for each of the four previous calendar quarters. In addition, the Funds' website contains information regarding the premiums and discounts at which shares of the Funds have traded.

Secondary Market Risk. An active secondary market for the HealthShares(TM) may not exist. Although the HealthShares(TM) are listed on the NYSE, it is possible that an active trading market may not be maintained. In addition, trading in the HealthShares(TM) on the NYSE will be halted whenever trading in equity securities generally is halted by the activation of market-wide "circuit breakers," which are tied to large decreases in the Dow Jones Industrial Average. Trading of the HealthShares(TM) also will be halted if (1) the shares are delisted from the NYSE without first being listed on another exchange, or
(2) NYSE officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors. If trading is halted, eligible investors (see below) will still be able to purchase Creation Units of the Funds directly and redeem such units with the Funds. If HealthShares(TM) are delisted from the NYSE, the Company will consider what appropriate action to take, which may include, among other things, seeking to list HealthShares(TM) on another national securities exchange, converting the Fund to a traditional mutual fund, or redeeming the Shares at NAV.


SHARES OF THE FUNDS ARE NOT INDIVIDUALLY REDEEMABLE. THEY CAN BE REDEEMED WITH THE ISSUING FUND DIRECTLY AT NAV ONLY IN LARGE LOTS KNOWN AS CREATION UNITS. YOU WOULD INCUR BROKERAGE COSTS IN PURCHASING ENOUGH SHARES OF THE FUND TO CONSTITUTE A CREATION UNIT.


MORE INFORMATION ABOUT THE UNDERLYING INDEXES


Each Underlying Index was created and developed by FW based on its own proprietary intellectual model. In developing each Underlying Index, FW has established specific characterization/inclusion/exclusion criteria governing the stocks that are included in each Underlying Index. FW has engaged Standard & Poor's as the index administrator (the "Index Administrator") to maintain each Underlying Index based on this criteria. Each Underlying Index is generally reconstituted on a quarterly basis. Decisions regarding additions to, and removals from, each individual Underlying Index are made by the Index Administrator, on a quarterly basis, in its sole discretion. See "Information About the Underlying Index and Index Administrator" in the Statement of Additional Information. The Advisor has engaged BNY Investment Advisers (the "Sub-Adviser") for the day-to day-management of the Funds. See "Sub-Adviser" below. The Sub-Adviser will generally employ only the replication method in adjusting the Funds' portfolio in response to changes in the Underlying Index. To the extent that it is necessary to employ a sampling strategy with respect to a Fund's portfolio, the Advisor, and not the Sub-Adviser, will generally be responsible for determining which securities to invest in as part of that strategy. The Funds are not actively managed and the actions of Advisor and the Sub-Adviser will not result in the active management of the Funds. The service marks of each

Underlying Index are the service marks of the Advisor. The Advisor has licensed the use of these service marks to the Company in connection with its use by the Funds.

Each Fund reserves the right to substitute a different index for the Underlying Index if the Underlying Index is discontinued, if the Index Creator's index agreement with the Index Administrator is terminated, or for any other reason determined in good faith by the Funds' Board of Directors. If the Index Creator's arrangements with the Index Administrator are terminated, the Index Creator will seek to engage a replacement index administrator meeting applicable legal requirements. Should it prove impractical for the Index Creator to engage another index administrator, the Company will take whatever action is deemed to be in the best interests of the Funds' shareholders.



BUYING AND SELLING FUND SHARES

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Shares can be bought or sold throughout the trading day like shares of any publicly traded security. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. The price at which you buy or sell Fund shares (i.e., the market price) may be more or less than the NAV of the shares. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of Fund shares you must buy.

HealthShares(TM) are listed on the New York Stock Exchange (the "NYSE"). The NYSE is generally open Monday through Friday and is closed for weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

BUYING SHARES DIRECTLY FROM A FUND

You can purchase shares directly from a Fund only in Creation Units or multiples thereof. Each Fund issues Creation Units in blocks of 50,000 Shares. For any particular Fund, the number of Fund shares in a Creation Unit will not change over time, except in the event that the Fund splits or revalues its shares. The Funds will not issue fractional Creation Units. Creation Units may be purchased only in exchange for a basket of securities - known as the In-Kind Creation Basket and cash equal to the Cash Component, as discussed further below. The Funds reserve the right to reject any purchase request at any time, for any reason, and without notice. The Funds can stop selling shares or postpone payment of redemption proceeds at times when the NYSE is closed or under any emergency circumstances as determined by the SEC.

To purchase shares directly from a Fund, you must be a Participating Organization or you must purchase through a broker that is Participating Organization. A Participating Organization is a participant of the Continuous Net Settlement System of the National Securities Clearing Corporation ("NSCC") or the Depository Trust Company ("DTC") that has executed a Participant Agreement with the Fund's distributor. Most Participating Organizations are expected to be brokerage firms.


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-        In-Kind Creation Basket. On each business day, prior to the opening of trading on the NYSE, the Fund's Advisor will post on the NSCC bulletin board the In-Kind Creation Basket for each Fund for that day. The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to the Fund for each Creation Unit purchased. Each Fund reserves the right to accept a nonconforming creation basket.

- Cash Component. In addition to the in-kind deposit of securities, you will either pay to, or receive from, the Fund an amount of cash (the Balancing Amount) equal to the difference between the NAV of a Creation Unit and the value of the securities in the creation basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. The Fund's Advisor will publish, on a daily basis, information about the previous day's Balancing Amount. You also must pay a transaction fee, described below, in cash. The Balancing Amount and the transaction fee, taken together, are referred to as the Cash Component.


- Placement of Purchase Orders. All purchase orders must be placed through a Participating Organization. Purchase orders will be processed either through a manual clearing process run by DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Participating Organizations that do not use the NSCC's enhanced clearing process will be charged a higher transaction fee (discussed below). A purchase order must be received by the Fund's Distributor prior to the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order for you to receive the NAV determined on that day.


- Transaction Fee on Purchase of Creation Units. The Funds impose a transaction fee in the amount of $[ ] on each purchase of Creation Units effected through the NSCC's enhanced clearing process, regardless of the number of units purchased. For an investor purchasing Creation Units through the manual DTC clearing process, the transaction fee would be $________. Investors permitted to tender a nonconforming creation basket would be subject to an additional charge commensurate with the cost to the Fund. The transaction fee is paid to the Fund, not to the distributor, the Advisor or a third party. The fee protects existing shareholders of the Fund from the costs associated with issuing Creation Units.

Shares of the Funds are held in book entry form, which means that no stock certificates are issued. The DTC, or its nominee, will be the registered owner of all outstanding shares of the Fund. Your beneficial ownership of shares will be shown on the records of DTC or its participants through which you hold the shares. Neither the Advisor nor the Distributor will have any record of your ownership. Therefore, to exercise any right as an owner of shares, you must rely on the procedures of DTC and its participants. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you



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receive shareholder reports and other communications from the Fund whose shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.


REDEEMING SHARES DIRECTLY FROM A FUND


You may redeem shares of the Funds only in Creation Units or multiples thereof. To redeem shares directly with a Fund, you must be a Participating Organization or you must redeem through a broker that is a Participating Organization. Units may be redeemed only in exchange for a basket of securities - known as the In-Kind Redemption Basket and cash equal to the Cash Component, as discussed further below.

- In-Kind Redemption Basket. Redemption proceeds will be paid in kind with a basket of securities known as the In-Kind Redemption Basket. In most cases, the In-Kind Redemption basket will be the same as the In-Kind Creation Basket for that same day. There will be times, however, when the creation and redemption baskets differ. The composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board. Each Fund reserves the right to honor a redemption request with a nonconforming redemption basket, with the consent of the redeeming investor.

- Cash Component. Depending on whether the NAV of a Creation Unit is higher or lower than the value of the redemption securities, you will either receive from or pay to the Fund a Balancing Amount in cash. If you are due to receive a Balancing Amount, the amount you actually receive will be reduced by the amount of the applicable transaction fee. You also must pay a transaction fee, described below, in cash. The Balancing Amount and the transaction fee, taken together, are referred to as the Cash Component.

- Placement of Redemption Orders. As with purchases, redemptions must be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by the distributor prior to the close of regular trading on the NYSE on that date, and if all other procedures set forth in the Participant Agreement are followed.


- Transaction Fee on Redemption of Creation Units. The Funds impose a transaction fee on each redemption of Creation Units. The amount of the transaction fee on redemptions effected through the NSCC and the DTC, and on nonconforming redemptions, is the same as the fee imposed on comparable purchases (see previous section). As with the transaction fee on purchases, the transaction fee on redemptions is paid to the Fund, not to the Advisor, the distributor or a third party. The fee protects existing shareholders of the Fund from the costs associated with redeeming Creation Units. [State under what circumstances these charges will be waived, if any.]


You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because new Fund shares may be issued on an ongoing basis, a "distribution" of Fund shares could be occurring at any time. Certain activities that you perform as a dealer could, depending on the circumstances, result in you being deemed a participant in the distribution, in a


                                      116
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manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933 (the "Securities Act"). For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing Fund, break them down into the constituent Fund shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary-market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not "underwriters" but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Fund shares as part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.


Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. The acquisition of Fund shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in a Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.



EXCHANGES


Shares of one Fund may not be exchanged for shares of another Fund.


FREQUENT TRADING
Unlike frequent trading of shares of a traditional open-end mutual funds (i.e., not exchange-traded) shares, frequent trading of shares of the Funds on the secondary market does not disrupt portfolio management, increase the funds' trading costs, lead to realization of capitalization gains, or otherwise harm fund shareholders because these trades do not involve the Funds directly. A few institutional investors are authorized to purchase and redeem the Funds' shares directly with the Funds. Because these trades are effected in-kind (i.e., for securities, and not for cash), they do not cause any of the harmful effects (noted above) that may result from frequent cash trades. Moreover, each Fund imposes transaction fees on in-kind purchases and redemptions of the Fund to cover the custodial and other costs incurred by the fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the fund's trading costs increase in those circumstances. For these reasons, the Board of Directors has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in shares of the Funds.


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PORTFOLIO TURNOVER RATE

The Funds are passively managed to their Underlying Indexes and may sell securities regardless of how long they have been held in order to replicate its Underlying Index. In some cases, the Funds' annual turnover rate may exceed 100%. A higher rate of portfolio turnover will result in higher transaction costs, including brokerage commissions. Also, to the extent that higher portfolio turnover results in more frequently realized net gains to a Fund, the Fund's distributions of taxable income may increase.


DISTRIBUTION AND SERVICE PLAN

Each Fund has adopted a Distribution and Service Plan (the "Rule 12b-1 Plan") pursuant to which each Fund may pay financial intermediaries a fee of up to .25% of its average daily net assets for distribution and other services provided by that intermediary in accordance with the terms of the Rule 12b-1 Plan. The Board of Directors has determined that no payments will be made by the Funds under the Rule 12b-1 Plan for the twelve-month period following commencement of operations. If such fees are paid in the future, they would increase the costs associated with your investments in the Funds and decrease each Funds' NAV because these fees are paid by the Funds. These fees, if paid in the future, would be paid out of the Funds' assets on an on-going basis, and therefore, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


PORTFOLIO HOLDINGS

Each Fund publicly disseminates its full portfolio holdings each day the Funds are open for business through its internet web site at http://www.healthsharesinc.com. Each Fund may terminate or modify this policy at any time without further notice to shareholders. In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which are delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the open of the NYSE via the NSCC. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Statement of Additional Information.


FUND MANAGEMENT


INVESTMENT ADVISOR

X-Shares Advisors, LLC serves as investment adviser to the Funds with overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds' Board of Directors. Under the Investment Advisory Agreement, the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor will also be responsible for employing any sampling strategy for the Funds.



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For the services it provides to the Funds, the Advisor receives a unified advisory fee based on a percentage of the daily net assets of each Fund. The advisory fee is calculated daily and paid monthly in arrears. Out of the advisory fee, the Advisor pays all fees and expenses of the Sub-Adviser, Transfer Agent, the Administrator and Accounting Agent and the Custodian. The Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), fees and expenses of the Chief Compliance Officer and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Fund with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses. Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisers to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement. The Advisor is responsible for payment of the Sub-Advisory fee, as discussed below.

The Advisor is a newly organized investment adviser located at 420 Lexington Avenue, New York, New York 10170. The Advisor's parent company is Ferghana-Wellspring LLC, the creator of the Underlying Indexes. The Advisor has no prior experience managing exchange-traded funds or registered investment companies. For its services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Advisor a fee equal to .75% of each Fund's average daily net assets (except for the Asian Health Exchange-Traded Fund, the European Drugs Exchange-Traded Fund, and the European Medical Products and Devices Exchange-Traded Fund, each of which pay the Advisor a fee equal to .95% of each of their average daily net assets). The fee is accrued daily and paid monthly.





SUB-ADVISER


BNY Investment Advisors ("Sub-Adviser"), a separate identifiable division of The Bank of New York, a New York State banking corporation, having its principal office and place of business at 1633 Broadway, 13th Floor, New York 10019, acts as investment sub-adviser to the Funds. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds' Board of Directors. In this regard, the Sub-Adviser will be responsible for implementing the replication strategy for each Fund with regard to its Underlying Index and for general administration, compliance and management services as may be agreed between the Advisor and the Sub-Adviser from time to time. The Sub-Adviser has substantial prior experience in acting as sub-advisor to ETFs.

In accordance with the terms of the Sub-Advisory Agreement, the Advisor pays the Sub-Adviser, out if its own resources, a fee based on a percentage of the average daily net assets of each of the following HealthShares(TM) Funds (the "Domestic Funds"):

Autoimmune-Inflammation Exchange-Traded Fund,
Cancer Exchange-Traded Fund,
Cardio Devices Exchange-Traded Fund,
Cardiology Exchange-Traded Fund,
Dermatology and Wound Care Exchange-Traded Fund,
Diagnostics Exchange-Traded Fund,
Emerging Cancer Exchange-Traded Fund,



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Enabling Technologies Exchange-Traded Fund,
GI/Gender Health Exchange-Traded Fund,
Infectious Disease Exchange-Traded Fund,
Metabolic-Endocrine Disorders Exchange-Traded Fund,
Neuroscience Exchange-Traded Fund,
Ophthalmology Exchange-Traded Fund,
Orthopedic Repair Exchange-Traded Fund,
Patient Care Services Exchange-Traded Fund,
Respiratory/Pulmonary Exchange-Traded Fund, and
Composite Exchange-Traded Fund

         o 10 basis points (0.10%) of the first $100 million in combined daily net assets of all Domestic Funds; and
         o 5 basis points (0.05%) of the combined daily net assets of all Domestic Funds in excess of $100 million.

     There is a minimum annual fee of $ 35,000 per Domestic Fund.

With respect to the following HealthShares(TM) Funds:

Asian Health Exchange-Traded Fund
European Drugs Exchange-Traded Fund, and
European Medical Products and Devices Exchange-Traded Fund (the "International Funds"):

         o 20 basis points (0.20 %) of the first $50 million in combined daily net assets of all International Funds;

         o 15 basis points (0.15 %) of the next $50 million in combined daily net assets of all International Funds; and

         o 10 basis points (0.10%) of the combined daily net assets of all International Funds in excess of $100 million.

     There is a minimum annual fee of $ 50,000 per International Fund.
A discussion regarding the basis for the Board of Directors approval of the Investment Advisory Agreement and Sub-Advisory Agreement will be available in the Funds' annual or semi-annual report.


PORTFOLIO MANAGERS

Each Fund is managed by the Sub-Adviser's Index Fund Management Division. The five most senior members are Kurt Zyla, Lloyd Buchanan, Denise Krisko, Robert McCormack and Todd Rose. Mr. Zyla, a Managing Director of the Sub-Adviser, has supervised the Index Fund Management Division since 1996. He joined the Sub-Adviser in 1989. Prior to his current position, he was employed by the Sub-Adviser in a number of capacities. Mr. Buchanan has been a Portfolio Manager in the Index Fund Management Division since January 2002. Prior to joining the Sub-Adviser, Mr. Buchanan was a Vice President and Chief Operating Officer of Axe Houghton Associates, Inc., an investment management subsidiary of Hoenig Group. Ms. Krisko



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is a Senior Portfolio Manager in the Index Fund Management Division. Prior to
joining the Sub-Adviser in 2005, she was a portfolio manager and trader at Northern Trust (2003-2004) and at Deutsche Asset Management (2000-2003). Mr. McCormack has been a Senior Portfolio Manager in the Index Fund Management Division since 2002. Prior thereto, he was a portfolio manager and trader in the Special Equities and Products Group of the Sub-Adviser from 2001-2002. Mr. Rose has been a Portfolio Manager in the Index Fund Management Division since 2000.


Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

The Statement of Additional Information has more detailed information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities of the Funds.


ADMINISTRATION, CUSTODIAN AND TRANSFER AGENT

The Bank of New York serves as the Administrator to the Funds. The Administrator's principal address is 101 Barclay Street, New York, New York 10286.

The Bank of New York serves as the Custodian to the Funds. The Custodian's principal address is 101 Barclay Street, New York, New York 10286.

The Bank of New York serves as the Transfer Agent to the Funds. The Transfer Agent's principal address is 101 Barclay Street, New York, New York 10286.


DISTRIBUTOR
ALPS Distributors, Inc. serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor's principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The Distributor does not maintain a secondary market in shares of the Funds.


DIVIDENDS, CAPITAL GAINS, AND TAXES


FUND DISTRIBUTIONS


Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.



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DIVIDEND REINVESTMENT SERVICE

Brokers may make available to their customers who own Fund shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole and fractional Fund shares of the same Fund. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.


TAXES
As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions and when you sell your shares of a Fund.


TAXES ON DISTRIBUTIONS

Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund's shares. Distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by the Fund to be treated as qualified dividend income, a Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund's shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Dividends and interest received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. To the extent the International Funds "pass through" to you certain foreign income taxes (including withholding taxes) paid by the Fund, you will be considered to have received as an additional dividend your share of such foreign taxes. In such circumstances, you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.


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If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that for taxable years of the Fund beginning after December 31, 200 _, but not beginning after December 31, 200_, interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.


TAXES WHEN SHARES ARE SOLD

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.


DAILY PRICING

The net asset value, or NAV, of each Fund's shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Unit blocks.


The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund's shares are listed or by other information providers, such as Reuters. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The approximate value generally is determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.



                                      123
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When calculating the NAV of the Funds' shares, stocks held by the fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a Fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security's owner might reasonably expect to receive upon its sale. A Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the Fund's pricing time. Intervening events might be company-specific (e.g., earnings report, merger announcement); country-specific (e.g., natural disaster, economic or political news, act of terrorism, interest rate change); or global. Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities. Fair-value pricing may also be used by each Fund to value restricted securities held by the Funds or certain small-capitalization or mid-capitalization securities with little or no trading activity for extended periods of time. Although rare, fair-value pricing also may be used for domestic securities--for example, if (1) trading in a security is halted and does not resume before the Fund's pricing time or if a security does not trade in the course of a day, and (2) the Fund holds enough of the security that its price could affect the Fund's NAV.


Fair-value prices are determined by the Advisor according to procedures adopted by the Board of Directors. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.



DELIVERY OF FUND DOCUMENTS


HOUSEHOLDING

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the Prospectus and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.


ELECTRONIC DELIVERY

Electronic delivery is the easiest, most convenient way to receive reporting on your Funds. In addition, it's a way we can all care for our environment. To that end, the Fund is pleased to offer shareholder reports and the Prospectus online.


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To sign up for electronic delivery, please follow these simple steps:

1.  Go to www.healthsharesinc.com.

2.  From the main page, select the first letter of your brokerage firm's name.

3. Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4. Fill out the appropriate information and provide the e-mail address where you would like your information sent.

Your information and email address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www. healthsharesinc.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

Once you have enrolled, you will no longer receive the Prospectus and shareholder reports in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or Prospectus has been posted on the Funds' website at http://www.healthsharesinc.com.


FINANCIAL HIGHLIGHTS

Performance information is not presented for the Funds since they have no operating history.

                              HEALTHSHARES(TM) INC.


                              420 Lexington Avenue
                            New York, New York 10170

FOR MORE INFORMATION
If you would like more information about the HealthShares(TM), Inc., the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the Funds' investments will be available in the Funds' annual and semi-annual reports to shareholders. In the annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds.

The annual and semi-annual reports will be incorporated by reference into this Prospectus and the SAI is incorporated by reference into, and is thus legally a part of, this Prospectus.

To receive a free copy of the latest annual or semi-annual report, when available, or the SAI, or to request additional information about the Funds, please contact us as follows:


                  Call:        1-800-925-2870
                               Monday through Friday
                               9:00 a.m. to 5:00 p.m. (Eastern Time)


                  Write:       HealthShares(TM), Inc.
                               c/o ALPS Distributors, Inc.
                               1625 Broadway, Suite 2200
                               Denver, Colorado 80202

                  Visit:       www.healthsharesinc.com



INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the Funds are also available in the EDGAR Database on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The Company's Investment Company Act file number: 811-21855 (C) 2006 X-Shares Advisors, LLC

                             HEALTHSHARES(TM), INC.


                  HealthShares(TM) Asian Health Exchange-Traded Fund HealthShares(TM) Autoimmune-Inflammation Exchange-Traded Fund HealthShares(TM) Cancer Exchange-Traded Fund HealthShares(TM) Cardio Devices Exchange-Traded Fund HealthShares(TM) Cardiology Exchange-Traded Fund HealthShares(TM) Dermatology and Wound Care Exchange-Traded Fund HealthShares(TM) Diagnostics Exchange-Traded Fund HealthShares(TM) Emerging Cancer Exchange-Traded Fund HealthShares(TM) Enabling Technologies Exchange-Traded Fund HealthShares(TM) European Drugs Exchange-Traded Fund HealthShares(TM) European Medical Products and Devices Exchange-Traded Fund HealthShares(TM) GI/Gender Health Exchange-Traded Fund HealthShares(TM) Infectious Disease Exchange-Traded Fund HealthShares(TM) Metabolic-Endocrine Disorders Exchange-Traded Fund HealthShares(TM) Neuroscience Exchange-Traded Fund HealthShares(TM) Ophthalmology Exchange-Traded Fund HealthShares(TM) Orthopedic Repair Exchange-Traded Fund HealthShares(TM) Patient Care Services Exchange-Traded Fund HealthShares(TM) Respiratory/Pulmonary Exchange-Traded Fund HealthShares(TM) Composite Exchange-Traded Fund



                       Statement of Additional Information

                                December __, 2006




This Statement of Additional Information, which is not a prospectus, contains additional information about HealthShares(TM), Inc. (the "Company"). This Statement of Additional Information should be read in conjunction with the Company's current Prospectus, dated December __, 2006, as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning ascribed to them as in the Prospectus.

The audited financial statements and related reports of [ ], the Company's independent registered public accounting firm, are included herein. A copy of the Prospectus may be obtained without charge, by contacting the Company's Distributor, ALPS Distributors, Inc. 1625 Broadway, Suite 2200, Denver, Colorado, 80202.

                                TABLE OF CONTENTS


I.       GENERAL INFORMATION ABOUT THE COMPANY...........................B-3

II.      INVESTMENT POLICIES AND RELATED RISKS...........................B-4

III.     FUNDAMENTAL INVESTMENT LIMITATIONS.............................B-16

IV.      MANAGEMENT.....................................................B-17

V.       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES............B-28

VI.      CODE OF ETHICS.................................................B-29

VII.     PROXY VOTING POLICIES..........................................B-29

VIII.    PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES..........B-29

IX.      PORTFOLIO TRANSACTIONS.........................................B-29

X.       SHARE PRICE....................................................B-30

XI.      INFORMATION ABOUT HEALTHSHARES(TM).............................B-31

XII.     CAPITAL STOCK AND OTHER SECURITIES.............................B-41

XIII.    DIVIDENDS AND DISTRIBUTIONS....................................B-42

XIV.     TAXATION.......................................................B-43

XV.      FINANCIAL STATEMENTS...........................................B-45

                    I. GENERAL INFORMATION ABOUT THE COMPANY

         HealthShares(TM), Inc. (the "Company") was organized as a Maryland corporation on February 8, 2006. The Company is comprised of 20 different portfolios (each, a "Fund" and together, the "Funds"). Each Fund currently offers one class of shares known as HealthShares(TM). The Company may create additional Funds or classes of shares. There is no limit on the number of full and fractional shares that each Fund may issue. The Funds currently comprising the Company are as follows:


            HealthShares(TM) Asian Health Exchange-Traded Fund
            HealthShares(TM) Autoimmune-Inflammation Exchange-Traded Fund HealthShares(TM) Cancer Exchange-Traded Fund
            HealthShares(TM) Cardio Devices Exchange-Traded Fund
            HealthShares(TM) Cardiology Exchange-Traded Fund
            HealthShares(TM) Dermatology and Wound Care Exchange-Traded Fund HealthShares(TM) Diagnostics Exchange-Traded Fund
            HealthShares(TM) Emerging Cancer Exchange-Traded Fund
            HealthShares(TM) Enabling Technologies Exchange-Traded Fund HealthShares(TM) European Drugs Exchange-Traded Fund
            HealthShares(TM) European Medical Products and Devices
                             Exchange-Traded Fund
            HealthShares(TM) GI/Gender Health Exchange-Traded Fund
            HealthShares(TM) Infectious Disease Exchange-Traded Fund HealthShares(TM) Metabolic-Endocrine Disorders Exchange-Traded Fund HealthShares(TM) Neuroscience Exchange-Traded Fund
            HealthShares(TM) Ophthalmology Exchange-Traded Fund
            HealthShares(TM) Orthopedic Repair Exchange-Traded Fund HealthShares(TM) Patient Care Services Exchange-Traded Fund HealthShares(TM) Respiratory/Pulmonary Exchange-Traded Fund HealthShares(TM) Composite Exchange-Traded Fund

         The HealthShares(TM) Asian Health Exchange-Traded Fund is not currently being offered.


         The Funds are registered with the United States Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act") as open-end, nondiversified management investment companies.


         Each Fund offers and issues HealthShares(TM) at net asset value only in aggregations of a specified number of Shares, generally in exchange for a basket of equity securities included in the Underlying Index, together with the deposit of a specified cash payment. HealthShares(TM) have been approved for listing and secondary trading on the New York Stock Exchange (the "NYSE"), subject to notice of issuance. HealthShares(TM) will trade on the NYSE at market prices that may be below, at, or above NAV. HealthShares(TM) are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares. In the event of the liquidation of a Fund, the Company may lower the number of Shares in a Creation Unit.

         The Company reserves the right to offer a "cash" option for creations and redemptions of HealthShares(TM), although it has no current intention of doing so. HealthShares(TM) may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Company cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities.


                   II. INVESTMENT POLICIES AND RELATED RISKS


         Each Fund's investment objective and principal investment strategies and risks are set forth in the Prospectus. The following information supplements the information contained in the Prospectus. In addition to the Funds' principal investment strategies, each Fund may, from time to time, use certain other strategies or engage in certain other investment practices that are not principal strategies. Some of these strategies and practices, and their associated risks, are described below. In addition to these strategies and practices, each Fund may invest in investment-grade debt securities (i.e., debt obligations classified within the four highest ratings of a nationally recognized statistical rating organization such as Moody's Investors Service ("Moody's") or Standard & Poor's ("S&P") or, if unrated, determined by the Advisor to be of comparable quality), warrants, options and futures instruments as described in more detail below. Each Fund may also hold cash and/or invest a portion of its assets in U.S. Government securities, high-quality money market instruments and repurchase agreements collateralized by the foregoing obligations.


         Limitations and restrictions on the level of investment in securities that are discussed in the Prospectus or in this Statement of Additional Information and that are expressed in terms of percentage limitations are measured at the time of investment, unless specifically indicated otherwise. Changes in market values, net assets, or other circumstances that cause a percentage limitation to be exceeded will not necessarily require that any security be sold.

         BORROWING. Each Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of its total assets. A Fund that borrows will pay interest on the borrowed money and may incur additional transaction costs and will be subject to the risk that the return realized from the investment of borrowed money will not exceed these interest and transaction costs. With respect to borrowings, a Fund is required to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required 300% asset coverage should decline as a result of market fluctuations or for other reasons, a Fund may be required to sell some of its portfolio holdings to raise cash and reduce the amount borrowed so as to restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. In addition to these borrowings, each Fund may borrow from banks up to 5% of the Fund's total assets for temporary or emergency purposes. Borrowings of up to 5% for temporary and emergency purposes are not subject to the requirements to maintain continuous asset coverage of 300%.

         COMMON STOCK. The Funds will invest in common stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.


         DEPOSITARY RECEIPTS. The Funds may invest in depositary receipts. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository" and that are listed on exchanges or quoted in OTC markets in one country but represent shares of issuers domiciled in another country. Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). ADRs and GDRs traded in the OTC markets which do not have an active or substantial secondary market will be considered illiquid and will be subject to a Fund's limitations on illiquid securities. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs, may be issued in bearer form and denominated in other currencies and are generally designed for use in securities markets outside the U.S. Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

         Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

         For purposes of a Fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock of an issuer will be treated as common stock of the issuer. Investments in ADRs and GDRs involve risks similar to direct investments in the securities of foreign issuers.

         FOREIGN SECURITIES. A Fund may make foreign investments either directly by purchasing foreign securities, or indirectly by purchasing depositary receipts for foreign securities. Foreign securities are issued by entities organized, domiciled, or with a principal place of business outside the United States, such as foreign corporations and governments, and may trade in U.S. or foreign securities markets. Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in securities of U.S. companies or governments. In particular, the Funds may invest a significant portion of their assets in securities listed on Canadian stock exchanges and therefore, the Funds' performance may be more dependent on the political and economic circumstances of Canada than a fund that does not invest significantly in Canada. The value of a Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, potentially confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments which could affect U.S. investments in those countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in the appreciation or depreciation of portfolio securities and could favorably or unfavorably affect a Fund's investments. Certain countries may also impose restrictions on a Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund.

         Because foreign issuers are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a Fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the Funds. Securities of foreign issuers are generally less liquid than securities of comparable U.S. issuers and settlement periods for foreign security trades are often longer than in the U.S., which may also affect liquidity. In certain countries, there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. The rights of investors (such as the Funds) in certain foreign countries may be more limited than shareholders of U.S. corporations and the Funds may have greater difficulty taking appropriate legal action in a foreign court rather than in a U.S. court. Although the Advisor will endeavor to achieve most favorable execution costs for a Fund's portfolio transactions in foreign securities under the circumstances, commissions (and other transaction costs) are generally higher than those on U.S. securities. In addition, it is expected that the expenses for custodian arrangements relating to a Fund's foreign securities will be somewhat greater than the expenses relating to a Fund's domestic securities. Certain foreign governments levy withholding taxes against dividend and interest income from foreign securities. Although in some countries a portion of these taxes is recoverable by the Funds, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies making up a Fund.

         Foreign securities markets also have different registration, clearance and settlement procedures. Registration, clearance and settlement of securities in developing countries involve risks not associated with similar securities transactions in the United States and other more developed markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in registration, clearance or settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to registration, clearance or settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to registration, clearance or settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         The value of the foreign securities held by a Fund that are not U.S. dollar-denominated may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. In addition, the value of Fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations, and political and economic developments. To seek to minimize the impact of such factors on net asset values, a Fund may engage in foreign currency transactions in connection with its investments in foreign securities. A Fund will not speculate in foreign currency exchange and will enter into foreign currency transactions only to attempt to "hedge" the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss that would result from a decline in the value of the hedged currency, they also may limit any potential gain that might result should the value of such currency increase. Currency exchange transactions may be considered borrowings. A Fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency futures, options, and "cross-hedge" transactions. In cross-hedge transactions, a Fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that the Advisor reasonably believes generally tracks the currency being hedged with regard to price movements). The Advisor may select the tracking (or substitute) currency rather than the currency in which the security is denominated for various reasons, including in order to take advantage of pricing or other opportunities presented by the tracking currency or because the market for the tracking currency is more liquid or more efficient. Such cross-hedges are expected to help protect a Fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

         The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Advisor's predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

         Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. Each Fund also may be subject to taxes on trading profits in some countries. In addition, some countries have a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes will increase the cost to a Fund of investing in any country imposing such taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under the federal income tax provisions, they may reduce the net return to a Fund's shareholders. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.



               GEOGRAPHIC CONCENTRATION. The HealthShares(TM) Asian Health Exchange-Traded Fund, HealthShares(TM) European Drugs Exchange-Traded Fund and HealthShares(TM) European Medical Products and Devices Exchange-Traded Fund (the "International Funds") will invest all of their assets in the securities of a single region and may invest a significant portion of their assets in the securities of a single foreign country. As a result, such Funds will be impacted by events or conditions affecting that country or region to a greater extent than a fund that did not focus its investments in a single region or country. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries. For the HealthShares(TM) Asian Health Exchange-Traded Fund, the Asian economies are in various stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. The economies of many Asian nations have often been characterized by high inflation, undeveloped financial services sectors, and heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions have resulted in significant market downturns and volatility. The HealthShares(TM) Asian Health Exchange-Traded Fund is also subject to risk particular to its investments in Japan. The Japanese economy has only recently emerged from a prolonged economic downturn, although its economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. For Japan, economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan's largest single trading partner, but a significant amount of Japan's trade is conducted with developing nations, particularly those in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. For the HealthShares(TM) European Drugs Exchange-Traded Fund and the HealthShares(TM) European Medical Products and Devices Exchange-Traded Fund, most developed countries in Western Europe are members of the EU, and many are also members of the EMU, which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe.

         EMERGING MARKETS. Certain of the countries that the HealthShares(TM) Asian Health Exchange-Traded Fund may invest may be considered to be emerging market countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging markets countries may be more precarious than in other countries. The nature of investing in emerging market companies involves a greater level of risk than would be associated when investing in more established companies. These companies may have limited product lines, markets or financial resources and may lack management depth since they have not been tested by time or the marketplace. The securities of emerging market companies often have limited marketability and may be subject to more volatile market movements than securities of larger, more established growth companies or the market averages in general. As a result, there will tend to be an increased risk of price volatility associated with a Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may enter into futures contracts and options on futures contracts. The Funds will only enter into futures contracts and options on futures contracts that are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system. The Funds will not use futures or options on futures for speculative purposes.


         A futures contract is an agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. When entering into a futures contract, a Fund would be required to make a good faith margin deposit in cash or U.S. Government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract if it is not terminated prior to its specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits are typically calculated as a percentage of the contract's market value.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract value changes, or if the value of the securities placed in margin deposit with the broker changes, to the extent that margin deposit requirements are no longer satisfied, the Fund will be required to make payment of additional "variation margin." Conversely, contract value changes or changes in the value of margin securities may occur in such a way as to result in "excess margin," which would typically be repaid to the Fund. When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is not leveraged. When a Fund takes a long position in a futures contract, it must segregate liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must segregate liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" an options or futures position generally by entering into an offsetting position.

         An option on a futures contract (or futures option) conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the "exercise" or "strike" price) any time before the option expires. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

         Each Fund may engage in futures contracts and options on futures contracts only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the SEC. In this regard, the Funds have claimed an exclusion from registration as a "commodity pool operator" under the Commodity Exchange Act. Each Fund intends to limit its hedging transactions in futures contracts so that immediately after any such transaction, the aggregate initial margin that is required to be posted by a Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by such Fund on its open futures options positions, does not exceed 5% of such Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option.

         The risk of loss in trading futures contracts and in writing futures options can be substantial, because of the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a Fund may be required to make delivery of the instruments underlying the futures positions it holds.

         A Fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

         A Fund bears the risk that the Advisor will incorrectly predict future market trends. If the Advisor attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

         A Fund could lose margin payments it has deposited with its futures broker, if, for example, the broker breaches its agreement with the Fund or becomes insolvent or goes into bankruptcy. In that event, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers, potentially resulting in losses to the Fund.

         GOVERNMENT OBLIGATIONS. The Funds may invest in U.S. Government obligations, including U.S. Treasury bonds, notes and bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal National Mortgage Association, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Maritime Administration. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         Securities issued or guaranteed by the U.S. government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of a Fund.

         OPTIONS. The Funds may purchase put and call options. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a "premium," the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price prior to the expiration date of the option. The writer of an option on a security has the obligation upon exercise of the option (1) to deliver the underlying security upon payment of the exercise price (in the case of a call option) or (2) to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by a specified multiplier for the index option. Unlike exchange-traded options, which are standardized, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

         A call option grants to the holder the right to buy (and obligates the writer to sell) the underlying security at the strike price. A put option grants to the holder the right to sell (and obligates the writer to buy) the underlying security at the strike price. The purchase price of an option is called the "premium." The potential loss to an option buyer is limited to the amount of the premium plus transaction costs. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance of a "senior security" by a Fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a Fund, if the Fund segregates liquid assets in a segregated account in sufficient amount to cover the transaction.

         If a trading market in particular options were to become unavailable, investors in those options (such as the Funds) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying interests and related interests. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options.

         A Fund bears the risk that the Advisor will not accurately predict future market trends. If the Advisor attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

         PREFERRED STOCK. The Funds may invest in preferred stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. In the event an issuer is liquidated or declares bankruptcy, however, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

         REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the Advisor will monitor a Fund's repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within its control and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. Repurchase agreements are usually for short periods, seven days or less, but can be for longer periods. A Fund will not enter into a repurchase agreement of a duration of more than seven days if, taken together with other illiquid securities, more than 15% of a Fund's net assets would be so invested.


         RESTRICTED AND ILLIQUID SECURITIES. Each Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. A Fund will not invest more than 15% of the value of its net assets in securities that are illiquid.


         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund might also have to register such restricted securities in order to dispose of them which, if possible at all, would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


         Certain of the Funds may, from time to time, purchase other non-publicly traded securities, private placements and restricted securities. These securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly-traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from sales could be less than those originally paid by a Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly-traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration.


         A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

         Each Fund may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

         Rule 144A securities may be determined to be liquid in accordance with guidelines established and approved by the Board of Directors of the Funds. If trading in Rule 144A securities were to decline, these securities could become illiquid after being purchased, increasing the level of illiquidity of a Fund. As a result, a Fund holding these securities might not be able to sell these securities when the Advisor wishes to do so, or might have to sell them at less than fair value.


         REVERSE REPURCHASE AGREEMENTS. The Funds may invest in reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. The repurchase price will include an interest element. A reverse repurchase agreement is considered to be a borrowing for purposes of the 1940 Act. A Fund will typically invest the cash received from the reverse repurchase agreement and will also continue to receive any principal and interest payments on the security loaned to the reverse repurchase agreement counterparty during the term of the agreement. Reverse repurchase agreements involve the risk that a Fund will not realize earnings from the investment of the cash proceeds obtained from the transaction in sufficient amount to offset the interest paid to the reverse repurchase agreement counterparty. The Funds' custodian bank will be required segregate liquid assets in a segregated account in sufficient amount to cover a Fund's obligation to repurchase the securities under the contract. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the Advisor.

         SECURITIES LENDING. A Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions). A Fund receives collateral equal to at least 105% of the current market value of the loaned securities and that collateral is marked to market daily. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the collateral received. The Funds will pay reasonable administration and custodial fees in connection with the loan of securities. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, a Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities lent, a Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. Loans of portfolio securities may not exceed 33 1/3% of a Fund's total assets.

         SWAP AGREEMENTS. A swap agreement is an agreement between two parties to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index. Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps, and total return swaps. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index. A Fund is required to maintain liquid assets in a segregated account in an amount sufficient to cover its obligations under the swap agreement.

         The use of swap agreements by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. For example, if the counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, a Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.


         Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a Fund's limitation on investments in illiquid securities. Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive (or cheap) relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the swap agreement.

         The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

                    III. FUNDAMENTAL INVESTMENT LIMITATIONS


         Each Fund has adopted the following investment limitations as fundamental limitations, which cannot be changed without the approval of the holders of a majority of a Fund's outstanding shares. For these purposes, a "majority of outstanding shares" means the vote of the lesser of: (1) 67% or more of the outstanding shares of a Fund, if the holders of more than 50% of a Fund's outstanding shares are present or represented by proxy; or (2) more than 50% of the outstanding shares of a Fund. The Funds may not:


         1. Borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority.

         2. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent a Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities.

         3. Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Indexes related to the Funds concentrate in the healthcare, life sciences and biotechnology industries. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

         4. Make loans, except as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority.

         5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities issued by any company engaged in the real estate business.


         6. Act as an underwriter of another issuer's securities, except to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of portfolio securities.


         7. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. Initial and variation margin for futures and options contracts will not be deemed to be a pledge of a Fund's assets.

         Compliance with the investment limitations set forth above is measured at the time the securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later change in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction, however, with respect to borrowings and illiquid securities, as described herein, changes in the percentages of such securities after the time of investment will be monitored and assessed to ensure the Funds' compliance with said limitations.

                                 IV. MANAGEMENT

OFFICERS AND DIRECTORS


         The business and affairs of the Funds are managed under the direction of the Company's Board of Directors (the "Board"). The Directors and executive officers of the Company, their addresses, ages, principal occupations during the past five years, and other affiliations are set forth below. Each Director serves until his termination; retirement, resignation, or death; or as otherwise specified in the Company's organizational documents. The Board is currently comprised of five Directors, of whom four Directors are not "interested" persons of the Company or the Advisor, as defined under the 1940 Act ("Disinterested Directors"). There are no other funds in the Fund Complex, as defined in the 1940 Act, so that the Directors do not serve as directors for any other funds advised by the Advisor or any funds that have an investment adviser that is affiliated with the Advisor. The mailing address of the Directors and officers is 420 Lexington Avenue, New York, New York 10170.



                                            Term of                             Number of
                               Position(s)  Office and    Principal             Portfolios in Fund
Name, Address,                 Held with    Length of     Occupation(s)         Complex Overseen     Other Directorships
and Age                        Fund         Time Served   During Past 5 Years   by Director          held by Director
----------------------------   ----------   -----------   -------------------   ------------------   -------------------
Interested Directors/
Officers:

William J. Kridel, Jr.           Director    Since 2006    Managing Director             20           Director Ferghana
                                    and                    Ferghana Partners,                           Partners, Inc
Age 63,                          Chairman                  Inc. 1992 to present                       Director Ferghana
420 Lexington Avenue                                                                                   Securities, Inc
New York, New York 10170


Disinterested Directors:

John B. Adams                    Director    Since 2006    Retired since                 20           None.
Age 66,                                                    2002.  Formerly,
420 Lexington Avenue                                       Vice President -
New York, New York 10170                                   Corporate
                                                           Development, Wyeth
                                                           (formerly American
                                                           Home Products
                                                           Corp.) from
                                                           1991-2002.

Donald J. Barrack                Director     Since 2006   Retired since 2002.           20           None.
Age 59,                                                    Formerly,
420 Lexington Avenue                                       Vice-President,
New York, New York 10170                                   Patent Litigation,
                                                           Bristol-Myers
                                                           Squibb.

Franklin M. Berger, CFA,         Director     Since 2006   Portfolio Manager,            20           Director and Member of
Age 57,                                                    Life Sciences                              Audit and Finance
420 Lexington Avenue                                       Equity Sector Fund                         Committees, VaxGen,
New York, New York 10170                                   since 2003.                                Inc.; Founding Member,
                                                           Managing Director,                         New York University
                                                           Equity Research

                                            Term of                             Number of
                               Position(s)  Office and    Principal             Portfolios in Fund
Name, Address,                 Held with    Length of     Occupation(s)         Complex Overseen     Other Directorships
and Age                        Fund         Time Served   During Past 5 Years   by Director          held by Director
----------------------------   ----------   -----------   -------------------   ------------------   -------------------
                                                           and                                        Biotechnology Study
                                                           Senior                                     Center; Member of
                                                           Biotechnology                              Program Advisory
                                                           Analyst, J.P.                              Board, Biotechnology
                                                           Morgan Securities,                         Industry Organization
                                                           Inc. from 1998-2003.                       (BIO); Director,
                                                                                                      ViroChem Pharma Inc.;
                                                                                                      Director and Member of
                                                                                                      Audit Committee,
                                                                                                      Seattle Genetics,
                                                                                                      Inc.; Member, Bradeis
                                                                                                      University Science
                                                                                                      Advisory Council

Judith Ann Hemberger             Director     Since 2006   Co-Founder,                   20           Director and Member of
Age 59,                                                    Executive Vice                             Compensation,
420 Lexington Avenue                                       President and Chief                        Nominating and
New York, New York  10170                                  Operating Officer,                         Governance Committees,
                                                           Pharmion                                   PRA International,
                                                           Corporation since                          Inc.; Director, Member
                                                           2000.                                      of the Compensation
                                                                                                      Committee and Chairman
                                                                                                      of the Technology
                                                                                                      Committee, Renovis,
                                                                                                      Inc.; Director and
                                                                                                      Member of the
                                                                                                      Compensation
                                                                                                      Committee, Myogen,
                                                                                                      Inc.; Director and
                                                                                                      Member of the
                                                                                                      Compensation
                                                                                                      Committee,
                                                                                                      Zymogenetics; Director
                                                                                                      and Member of
                                                                                                      Compensation,
                                                                                                      Nominating and
                                                                                                      Governance Committees,
                                                                                                      Chroma Ther. UK.

Executive Officers*

                                            Term of                             Number of
                               Position(s)  Office and    Principal             Portfolios in Fund
Name, Address,                 Held with    Length of     Occupation(s)         Complex Overseen     Other Directorships
and Age                        Fund         Time Served   During Past 5 Years   by Director          held by Director
----------------------------   ----------   -----------   -------------------   ------------------   -------------------

Anthony F. Dudzinski              Vice       Since 2006    Ferghana-Wellspring          N/A                 N/A
Age 44,                         President                  LLC since 2006
420 Lexington Avenue                                       CEO US Euro
New York, New York 10170                                   Securities 2004 to
                                                           2006
                                                           President and COO
                                                           of M. H. Meyerson &
                                                           Co., Inc 2000 to
                                                           2003

David W. Jaffin                  Secretary   Since 2006    Chief Financial               N/A                 N/A
Age 52,                             and                    Officer,
420 Lexington Avenue             Treasurer                 Ferghana-Wellspring
New York, New York 10170                                   LLC since 2006;
                                                           President,
                                                           Technical Coatings
                                                           Laboratory from
                                                           2000-2005.

Jeffrey L. Feldman               President    Since 2006   CEO                           N/A                 N/A
Age 58                           and Chief                 Ferghana-Wellspring
420 Lexington Avenue             Executive                 LLC since 2006
New York, New York 10170          Officer                  Officer WellSpring
                                                           BioCapital Partners
                                                           2004 to 2006
                                                           Broadmark Capital
                                                           Corporation 2001
                                                           to 2004

------------------------
* Officers/Directors of the Company are "interested persons" as defined in the 1940 Act.

         No officer, director or employee of the Advisor or any of its affiliates receives any compensation from the Company or the Funds for serving as an officer or Director of the Company or the Funds. The Company pays each Disinterested Director an annual fee of $100,000. The Chairman of the Company's Audit Committee will not receive any additional compensation. The Company reimburses each Director for his or her costs and expenses associated with their performance of their duties hereunder, including the cost and expenses associated with attendance of meetings of the Board.

         Directors fees and expenses are allocated among the Funds based on each Fund's relative net assets. Assuming that four meetings of the Board are held annually, it is estimated that the compensation to each Director for the fiscal year ended September 30, 2007, will be(1):
------------------------
(1) The estimated compensation shown in this chart is for the period beginning on October 1, 2006, through September 30, 2007. This compensation is estimated only, based on current compensation levels. There is no assurance that this estimate is reliable and actual compensation may be higher or lower than that reflected above.



                                                 Pension or Retirement                           Total Compensation
                                  Aggregate       Benefits Accrued as      Estimated Annual    From Company and Fund
   Name of Person,              Compensation        Part of Company         Benefits Upon         Complex Paid to
      Position                  from Company          Expenses(1)             Retirement             Directors
  -----------------            --------------   -----------------------    -----------------   ----------------------
William J. Kridel, Jr.                -                    -                      -                      -
John B. Adams                 $100,000                     -                      -                 $100,000
Donald J. Barrack             $100,000                     -                      -                 $100,000
Franklin M. Berger, CFA       $100,000                     -                      -                 $100,000
Judith Ann Hemberger          $100,000                     -                      -                 $100,000



------------------------------------------------------------------------------------------------------------------------------------
         Director Ownership of Fund Shares. The following table shows the dollar range of fund shares beneficially owned by each Director as of November 30,
2006. Since the Funds have not yet commenced operations, none of the Directors own any shares of the Funds.



                                                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                                    SECURITIES IN ALL
                                                   DOLLAR RANGE OF EQUITY                     FUNDS OVERSEEN BY DIRECTOR IN
        NAME OF DIRECTOR                          SECURITIES FOR EACH FUND                               COMPLEX
                --------                          ------------------------                               -------
William J. Kridel, Jr.                                       N/A                                           N/A
John B. Adams                                                N/A                                           N/A
Donald J. Barrack                                            N/A                                           N/A
Franklin M. Berger, CFA                                      N/A                                           N/A
Judith Ann Hemberger                                         N/A                                           N/A



BOARD COMMITTEES

The Funds' Board of Directors has established the following committees:

         Audit Committee. The Board has an Audit Committee that meets at least twice annually to select, oversee and set the compensation of the Company's independent registered public accounting firm (the "Accountants"). The Audit Committee is responsible for pre-approving all audit and non-audit services performed by the Accountants for the Company and for pre-approving certain non-audit services performed by the Accountants for the Advisor and Sub-Advisor and certain of their control persons. The Audit Committee is comprised of all of the Company's Disinterested Directors. The Audit Committee also meets with the Accountants to review the Funds' financial statements and to report on its findings to the Board, and to provide the Accountants the opportunity to report on various other matters. The Audit Committee also acts as the Company's qualified legal compliance committee.

         Nominating Committee. The Board has a Nominating Committee to whose discretion the selection and nomination of directors who are not "interested persons," as defined in the 1940 Act, of the Funds is committed. The Nominating Committee is comprised of all of the

Company's Disinterested Directors. This committee will consider any candidate for Director recommended by a current shareholder if the Committee is required by law to do so.

INVESTMENT ADVISOR AND SUB-ADVISER

         X-Shares Advisors, LLC (the "Advisor") serves as the investment adviser to the Funds with overall responsibility for the general management and administration of the Funds, subject to the supervision of the Company's Board of Directors. The Advisor is also responsible for employing any sampling strategy for the Funds. The Advisor is a newly organized investment adviser located at 420 Lexington Avenue, New York, NY 10170. Currently, the Advisor's only investment advisory client is the Company. The Advisor's parent company is Ferghana-Wellspring LLC ("FW"). FW is an early stage financial services company specializing in the development of innovative financial products and investment strategies focused on the healthcare, life sciences and biotechnology industries. FW is a joint venture between Ferghana Partners Group, a leading investment bank in the biotech and healthcare sectors, and Wellspring Partners, a group of entrepreneurs in financial services. FW is the creator of the Underlying Indexes.


         BNY Investment Advisors (the "Sub-Adviser"), a separate identifiable division of The Bank of New York, a New York state banking corporation, acts as the investment sub-adviser to the Funds. The Sub-Adviser is located at 1633 Broadway, 13th Floor, New York, NY 10019. As of October 31, 2006, the Sub-Adviser managed approximately $__________ billion in assets. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Adviser, the Sub-Adviser is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Board of Directors. In this regard, the Sub-Adviser is responsible for implementing the replication strategy for each Fund with regard to its Underlying Index and for general administration, compliance and management services as may be agreed between Advisor and Sub-Adviser from time to time.


INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS


         The Advisor serves as the investment adviser to each of the Funds pursuant to an Investment Advisory Agreement with the Company (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Advisor is responsible, subject to the supervision of the Company's Board for the day to day management of each Fund in accordance with each Fund's investment objectives, policies and strategies. The Advisor also administers the Company's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits its officers and employees to serve without compensation as officers, Directors or employees of the Company. Pursuant to the Advisory Agreement, the Advisor is authorized to engage one or more sub-advisers for the performance of any of the services to be provided by the Advisor under the Advisory Agreement. Under the Advisory Agreement, the Advisor is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

         For the services it provides to the Funds, the Advisor receives a unified advisory fee equal to an annual rate of .75% of each Fund's average daily net assets (except for the Asian Health Exchange-Traded Fund, the European Drugs Exchange-Traded Fund, and the European Medical Products and Devices Exchange-Traded Fund, each of which pay the Advisor a fee equal to .95% of each of their average daily net assets). The fees are accrued daily and paid monthly. Out of the advisory fee, the Advisor pays all fees and expenses of the Sub-Adviser, Transfer Agent, Administrator and Accounting Agent and Custodian. The Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), fees and expenses of the Chief Compliance Officer and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Fund with mandatory regulatory mandates, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses.

         The Advisor at its discretion may waive its right to any portion of the advisory fee and may use any portion of this fee for purposes of shareholder and administrative services and for distribution of the Fund's shares. See "Distributor And Rule 12b-1 Plan" below. There can be no assurance that such fees will be waived in the future.

         In accordance with the terms of the Sub-Advisory Agreement, the Advisor pays the Sub-Adviser, out if its own resources, a fee based on a percentage of the average daily net assets of each of the following HealthShares(TM) Funds (the "Domestic Funds"):


Autoimmune-Inflammation Exchange-Traded Fund,
Cancer Exchange-Traded Fund,
Cardio Devices Exchange-Traded Fund,
Cardiology Exchange-Traded Fund,
Dermatology and Wound Care Exchange-Traded Fund,
Diagnostics Exchange-Traded Fund,
Emerging Cancer Exchange-Traded Fund,
Enabling Technologies Exchange-Traded Fund,
GI/Gender Health Exchange-Traded Fund,
Infectious Disease Exchange-Traded Fund,
Metabolic-Endocrine Disorders Exchange-Traded Fund,
Neuroscience Exchange-Traded Fund,
Ophthalmology Exchange-Traded Fund,
Orthopedic Repair Exchange-Traded Fund,
Patient Care Services Exchange-Traded Fund,
Respiratory/Pulmonary Exchange-Traded Fund, and Composite Exchange-Traded Fund


     o 10 basis points (0.10%) of the first $100 million in combined daily net assets of all Domestic Funds; and

     o 5 basis points (0.05%) of the combined daily net assets of all Domestic Funds in excess of $100 million.

     There is a minimum annual fee of $35,000 per Domestic Fund.

         With respect to the following HealthShares(TM) Funds:

Asian Health Exchange-Traded Fund
European Drugs Exchange-Traded Fund, and
European Medical Products and Devices Exchange-Traded Fund (the "International Funds"):


     o 20 basis points (0.20 %) of the first $50 million in combined daily net assets of all International Funds;

     o 15 basis points (0.15 %) of the next $50 million in combined daily net assets of all International Funds; and

     o 10 basis points (0.10%) of the combined daily net assets of all International Funds in excess of $100 million.

     There is a minimum annual fee of $50,000 per International Fund.


         The Advisory Agreement and Sub-Advisory Agreement, with respect to each Fund, were initially approved by the Board on December __, 2006. The Advisory Agreement and Sub-Advisory Agreement, with respect to each Fund, continue in effect for two years from its effective date and may be continued in effect annually thereafter if such continuance is approved by (i) the Board, or (ii) a majority (as defined in the 1940 Act) of the outstanding voting securities of each applicable Fund, provided that in either case the continuance is also approved by a majority of the Disinterested Directors, by a vote cast in person at a meeting called for the purpose of voting on such continuance. The Advisory Agreement and Sub-Advisory Agreement are each terminable without penalty by the Company with respect to one or more of the Funds on 60 days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Disinterested Directors), or by the Advisor or Sub-Adviser (as applicable) on 60 days written notice, and will automatically terminate in the event of its assignment. Each of the Advisory Agreement and Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Advisor or Sub-Adviser, or of reckless disregard by them of their obligations thereunder, the Advisor and the Sub-Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

PORTFOLIO MANAGERS

         Set forth below is information regarding the individuals identified in the Prospectus as primarily responsible for the day-to-day management of the Funds ("Portfolio Managers").


         Each Fund is managed by the Sub-Adviser's Index Fund Management Division. The five most senior members are Kurt Zyla, Lloyd Buchanan, Denise Krisko, Robert McCormack and Todd Rose.


         Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of its Underlying Index by either replicating the same combination of securities that compose that benchmark or through a representative sampling of the securities that compose that benchmark based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives.

         As of March 31, 2006, the Index Fund Management Team managed eight other registered investment companies with approximately $2.05 billion in assets; ten pooled investment vehicles with approximately $6.50 billion in assets and forty-two other accounts with approximately $10.50 billion in assets.


Portfolio Manager Compensation


         As of March 31, 2006, the Sub-Adviser's Portfolio Managers' compensation generally consists of base salary, bonus, and various long-term incentive compensation vehicles, if eligible. In addition, the Portfolio Managers are eligible for the standard retirement benefits and health and welfare benefits available to all BNY employees. In the case of Portfolio Managers who are also responsible for managing managed accounts other than the Funds, the method used to determine their compensation is the same for all Funds and investment accounts. A Portfolio Manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by BNY's Human Resources Department. A Portfolio Manager's base salary is generally a fixed amount that may change as a result of periodic reviews, upon assumption of new duties, or when a market adjustment of the position occurs. A Portfolio Manager's bonus is determined by a number of factors. One factor is gross, pre-tax performance of a fund relative to expectations for how the fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in a Fund's portfolio. For each Fund, the performance factor depends on how the Portfolio Manager performs relative to the Fund's benchmark and the Fund's peer group, over one-year and three-year time periods. Additional factors include the Portfolio Manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The bonus is paid on an annual basis.


Potential Conflicts of Interest

         The Portfolio Managers for each Fund manage multiple portfolios for multiple clients. These accounts may include investment companies, separate accounts (assets managed on behalf of individuals and institutions such as pension funds, insurance companies and foundations), and bank collective and common trust accounts. Each Portfolio Manager generally manages portfolios having substantially the same investment style as the relevant Fund. However, the portfolios managed by a Portfolio Manager may not have portfolio compositions identical to those of the Fund(s) managed by the Portfolio Manager due, for example, to specific investment limitations or guidelines present in some portfolio or Funds but not others. The Portfolio Managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A Portfolio Manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a Portfolio Manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the sub-advisory fees paid to the Sub-Adviser. However, the compensation structure for Portfolio Managers generally does not provide any incentive to favor one account over another because that part of a manager's bonus based on performance is not based on the performance of one account to the exclusion of others.

DISTRIBUTOR AND RULE 12b-1 PLAN


         Distributor. ALPS Distributors, Inc., a Colorado corporation with principal offices at 1625 Broadway, Suite 2200, Denver, Colorado, serves as the distributor of Creation Units for each Fund on an agency basis (the "Distributor"). The Distributor has entered into a Distribution Agreement with the Company pursuant to which it distributes the shares of the Funds. Shares are continuously offered for sale by the Distributor only in Creation Unit Aggregations. Fund shares in less than Creation Unit Aggregations are not distributed by the Distributor.


         Under the Distribution Agreement, the Distributor, for nominal consideration (i.e., $1.00) and as agent for the Funds, will solicit orders for the purchase of the Funds' shares, provided that any subscriptions and orders will not be binding on the Funds until accepted by the Funds. The Distributor will deliver Prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund shares. Such Soliciting Dealers may also be Participating Organizations (as discussed in "Procedures for Creation of Creation Unit Aggregations" below) or DTC participants (as defined below).

         The Distribution Agreement was initially approved by the Board on December _, 2006. The Distribution Agreement continues in effect for two years from its effective date and may be continued in effect annually thereafter if such continuance is approved by (i) the Board, or (ii) a majority (as defined in the 1940 Act) of the outstanding voting securities of each applicable Fund, provided that in either case the continuance is also approved by a majority of the Disinterested Directors, by a vote cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Agreement is terminable without penalty by the Company with respect to one or more of the Funds on 60 days written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Disinterested Directors), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or of reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
         Rule 12b-1 Plan. The Company's Board of Directors has adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act with respect to each Fund (the "Plan"). Under the Plan, the Funds may reimburse the Distributor up to a maximum rate of 0.25% per annum of the Funds' average daily net assets (the "Shareholder Servicing Fee") for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. The fee is accrued daily and paid monthly. The Board of Directors has determined that no payments will be made by the Funds under the Rule 12b-1 Plan during the first twelve months of the Funds' operation.

         The Plan also provides that the Advisor or the Distributor may make payments from time to time from their own resources, which may include the advisory fees, distribution fees and past profits for the following purposes:
(i) to pay the costs of and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Funds; (ii) to compensate certain Participating Organizations for providing assistance in distributing the shares of the Funds; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Funds' shares. Such payments will not increase the amount which the Funds are required to pay to the Advisor or the Distributor for any fiscal year under the Investment Advisory Agreement or Distribution Agreement in effect for that year.

         In accordance with Rule 12b-1, the Plan provides that all written agreements relating to the Plan entered into between either the Funds or the Distributor and Participating Organizations or other organizations must be in a form satisfactory to the Funds' Board of Directors. In addition, the Plan requires the Funds and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended for pursuant to the Plan and identifying the servicing and distribution activities for which those expenditures were made.

         The Plan provides that it may continue in effect for successive annual periods provided it is approved by the Funds' shareholders or by the Board of Directors, including a majority of Disinterested Directors. The Plan was initially approved by the Board of Directors on December __, 2006, and will remain in effect until December __, 2007. The Plan further provides that it may not be amended to increase materially the amounts which may be spent by the Funds pursuant to the Plan without shareholder approval, and that other material amendments must be approved by the Board of Directors, in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of a majority of the Disinterested Directors or the Funds' shareholders.

ADMINISTRATOR AND ACCOUNTING AGENT

         The Bank of New York Company, Inc. ("BONY") serves as Administrator and accounting agent for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286.

         BONY serves as Administrator and Accounting Agent for the Funds pursuant to an Administration and Accounting Agreement. Under the Administration and Accounting Agreement, BONY is obligated on a continuous basis, to provide certain administration, valuation, accounting and computational services necessary for the proper administration of the Company and each Fund. Pursuant to the Administration and Accounting Agreement, the Company has agreed to indemnify BONY for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

CUSTODIAN AND TRANSFER AGENT

         BONY, 101 Barclay Street, New York, New York 10286 also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BONY hold the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

LEGAL COUNSEL

         Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York 10022, serves as legal counsel to the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING COMPANY


          [ ] serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm audits the Funds' annual financial statements and provides other related services.


             V. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of December __, 2006, the officers and Directors, as a group, owned beneficially less than 1% of the shares of any of the Funds.

         As of December _, 2006, no shareholder owned of record, 5% or more of the outstanding shares of a Fund.

                               VI. CODE OF ETHICS

         The Company, the Advisor, the Sub-Adviser and the Distributor have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics restrict the personal securities transactions of access persons, as defined in the codes, of the Funds in securities that may be purchased or held by the Funds to ensure that such investments do not disadvantage the Funds. The codes of ethics for the Company, the Advisor, the Sub-Adviser and the Distributor are filed as exhibits to the Funds' registration statement and instructions concerning how these documents can be obtained may be found on the back cover of the Funds' Prospectus.

                           VII. PROXY VOTING POLICIES

         The Board of Directors has delegated the responsibility to vote proxies for securities held in the Funds' portfolios to the Advisor, subject to the Board's oversight. The Advisor's proxy voting policies, attached as Appendix A, are reviewed periodically, and, accordingly are subject to change. Each Fund's voting record relating to portfolio securities for the 12-month period ended December __, 2007, may be obtained upon request and without charge by calling 1-800-
and, on the Fund's website at www.healthsharesinc.com and on the SEC's website at http://www.sec.gov.

          VIII. PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

         The Company's Board of Directors has adopted a policy regarding the disclosure of information about the Funds' portfolio securities. The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services including publicly available internet web sites. In addition, a basket composition file, which includes the security names and share quantities required to be delivered in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the NYSE via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of the applicable Fund.

                           IX. PORTFOLIO TRANSACTIONS

         The policy of the Company regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining "best execution" of transaction at commission rates that are reasonable in relation to the value of brokerage services obtained. Consistent with this policy, when securities transactions are effected on a stock exchange, the Company's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor and Sub-Adviser rely upon their experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable.

         The Advisor and Sub-Adviser owe a fiduciary duty to their clients to obtain best execution on trades effected. "Best execution" does not necessarily mean that only brokers offering the lowest available commission rate will be selected to execute transactions. In determining "best execution," the full range of brokerage services applicable to a particular transaction may be considered, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select form among multiple broker/dealers. The Advisor and Sub-Adviser will also use ECNs when appropriate.

         The Advisor and Sub-Adviser do not presently participate in any soft dollar arrangements. They may, however, aggregate trades with clients of the Sub-Adviser, whose commission dollars are used to generate soft dollar credits. Although the Company's commissions are not used for soft dollars, the Company may benefit from the soft dollar products/services received by the Sub-Adviser.

         The Advisor and Sub-Adviser assume general supervision over placing orders on behalf of the Company for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Company and one or more other clients of the Advisor or Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Advisor and Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Company is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Company.

         Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund may exceed 100%. The overall reasonableness of brokerage commissions is evaluated by the Advisor and Sub-Adviser based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services.

                                 X. SHARE PRICE

NET ASSET VALUE

         Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange (the "NYSE"), generally 4:00 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class.




                     XI. INFORMATION ABOUT HEALTHSHARES(TM)

         Each Fund offers and issues an exchange-traded class of shares called HealthShares(TM). Each Fund issues and redeems HealthShares(TM) in large lots, known as "Creation Units." To purchase or redeem a Creation Unit, you must be a Participating Organization or you must do so through a broker that is a Participating Organization. A Participating Organization is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with the Funds' Distributor.

         Each Fund issues Creation Units in kind, in exchange for a basket of stocks that are part of the Fund's Underlying Index (Deposit Securities). Each Fund also redeems Creation Units in kind; an investor who tenders a Creation Unit will receive, as redemption proceeds, a basket of stocks that are part of a Fund's portfolio holdings (Redemption Securities). The Deposit Securities and the Redemption Securities will usually, but may not necessarily always, be the same. As part of any creation or redemption transaction, the investor will either pay or receive some cash in addition to the securities, as described more fully below. Each Fund reserves the right to issue Creation Units for cash, rather than in kind, although each has no current intention of doing so.

INFORMATION ABOUT THE UNDERLYING INDEX AND THE INDEX ADMINISTRATOR

         The Underlying Indexes are developed by FW based on its own proprietary intellectual model. In developing each Underlying Index, FW has patent-pending method of Index compilation called "Vertical Investing." In establishing each Underlying Index, FW has developed a set of inclusion/exclusion criteria for determining when a security should be included or excluded from an Underlying Index. Standard & Poor's serves as the Index Administrator for each Underlying Index and in that capacity has sole responsibility and authority for maintaining each Underlying Index and determining, in accordance with this objective criteria, which securities are to be added or removed from an Underlying Index. Each Underlying Index is compiled, maintained and calculated without regard to the Advisor, Sub-Adviser, or Distributor. The Index Administrator has no obligation to take the specific needs of the Advisor, Sub-Adviser or Distributor into account in the determination and calculation of the Underlying Index.

         It is expected that each Underlying Index will be available through major market data vendors as a result of dissemination to the Consolidated Association by the NYSE. The NYSE is not affiliated with the Company, the Funds, the Advisor, the Sub-Adviser or the Distributor. Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement with the Sub-Adviser. There is no charge to the Funds in connection with this licensing agreement.

EXCHANGE LISTING AND TRADING

         Each Fund's HealthShares(TM) have been approved for listing on the NYSE and will trade on the NYSE at market prices that may differ from net asset value. The only relationship that the NYSE has with the Advisor, the Sub-Adviser, the Distributor or the Company in connection with the Funds is that the NYSE lists the HealthShares(TM) pursuant to its listing agreement with the Company. The NYSE has no obligation or liability in connection with the administration, marketing or trading of the Funds.

         There can be no assurance that, in the future, a Fund's HealthShares(TM) will continue to meet all of the NYSE's listing requirements. The NYSE may, but is not required to, delist a Fund's HealthShares(TM) if: (1) following the initial 12-month period beginning upon the commencement of trading, there are fewer than 50 beneficial owners of a Fund's HealthShares(TM) for 30 or more consecutive trading days; (2) the value of the Underlying Index related to the Fund is no longer calculated or available; or (3) such other event shall occur or condition exist that, in the opinion of the NYSE, makes further dealings on the NYSE inadvisable. The NYSE will also delist a Fund's HealthShares(TM) upon termination of a Fund's HealthShares(TM) class.

         As with any stock traded on an exchange, purchases and sales of a Fund's HealthShares(TM) will be subject to usual and customary brokerage commissions. The Company reserves the right to adjust the price levels of the HealthShares(TM) (but not their value) in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, and would have no effect on the net assets of a Fund.

BOOK ENTRY ONLY SYSTEM

         DTC acts as securities depositary for the HealthShares(TM). HealthShares(TM) are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for HealthShares(TM). DTC is a limited-purpose trust company that was created to hold securities of its participants (the DTC Participants) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of HealthShares(TM) is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in HealthShares(TM) (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of HealthShares(TM).

         Each Fund recognizes DTC or its nominee as the record owner of all HealthShares(TM) for all purposes. Beneficial Owners of HealthShares(TM) are not entitled to have HealthShares(TM) registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of HealthShares(TM).

         Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Company upon request and for a fee a listing of the HealthShares(TM) of each Fund held by each DTC Participant. The Company shall obtain from each such DTC Participant the number of Beneficial Owners holding HealthShares(TM), directly or indirectly, through such DTC Participant. The Company shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Company shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Share distributions shall be made to DTC or its nominee as the registered holder of all HealthShares(TM). DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in HealthShares(TM) of the appropriate Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of HealthShares(TM) held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Company has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such HealthShares(TM), or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may determine to discontinue providing its service with respect to HealthShares(TM) at any time by giving reasonable notice to the Company and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Company shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of HealthShares(TM), unless the Company makes other arrangements with respect thereto satisfactory to the NYSE (or such other exchange on which HealthShares(TM) may be listed).

PURCHASE AND ISSUANCE OF HEALTHSHARES(TM) IN CREATION UNITS

         The Funds issue and sell HealthShares(TM) only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day, of an order in proper form. The Funds will not issue fractional Creation Units. A Business Day is any day on which the NYSE is open for business

FUND DEPOSIT

         The consideration for purchase of a Creation Unit from a Fund generally consists of the in kind deposit of a designated portfolio of equity securities (the Deposit Securities) per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index and an amount of cash (the Cash Component) consisting of a Balancing Amount (described below) and a Transaction Fee (also described below). Together, the Deposit Securities and the Cash Component constitute the Fund Deposit.

         The Balancing Amount is an amount equal to the difference between the net asset value (NAV) of a Creation Unit and the market value of the Deposit Securities (the "Deposit Amount"). It ensures that the NAV of a Fund Deposit (not including the Transaction Fee) is identical to the NAV of the Creation Unit it is used to purchase. If the Balancing Amount is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), then that amount will be paid by the purchaser to the Fund in cash. If the Balancing Amount is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), then that amount will be paid by the Fund to the purchaser in cash (except as offset by the Transaction Fee, described below).

         The Company, through the NSCC (discussed below), makes available on each Business Day, immediately prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit for each Fund (based on information at the end of the previous Business Day). The Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a Fund until such time as the next-announced Fund Deposit composition is made available. Each Fund reserves the right to accept a nonconforming Fund Deposit.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit may change to reflect rebalancing adjustments and corporate actions by a Fund, or in response to adjustments to the weighting or composition of the component stocks of the Underlying Index. In addition, the Company reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, may not be eligible for transfer through the Clearing Process (discussed below), or may not be eligible for trading by a Participating Organization (as defined below) or the investor for which a Participating Organization is acting. Brokerage commissions incurred in connection with acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be an expense of the Fund. However, the Advisor, subject to the approval of the Board of Directors, may adjust the Transaction Fee (described below) to protect existing shareholders from this expense.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities, the Company, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the appropriate Fund, and the Fund's determination shall be final and binding.

PROCEDURES FOR CREATION OF CREATION UNITS

         To be eligible to place orders with the Distributor and to purchase Creation Units from a Fund, you must be (i) a Participating Organization, i.e., a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and in each case, must have executed an agreement with the Distributor governing the purchase and redemption of Creation Units (the Participant Agreement). A Participating Organization and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participation

Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern Time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Company permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The

Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Company, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

         Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

         All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Company, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third
(3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

         Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

         Creation Unit Aggregations may be created in advance of receipt by the Company of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Company, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Company in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Company may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Company and Fund for the costs incurred by the Company in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Company will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Company and deposited into the Company. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         Acceptance of Orders for Creation Unit Aggregations. The Company reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Company or the Advisor, have an adverse effect on the Company or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Company, the Custodian, the Distributor and the Advisor make it, for all practical purposes, impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Company, the Advisor, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a

Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Company, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Company, and the Company's determination shall be final and binding.

         Creation Transaction Fee. To compensate the Company for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a fixed creation transaction fee, described below, payable to the Company regardless of the number of creations made each day, An additional charge of up to three (3) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Company's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company.

         The Standard Creation/Redemption Transaction Fee for the Fund will be [$500]. The Maximum Creation/Redemption Transaction Fee for the Fund will be [$2,000].

         Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Company. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities, as announced on the Business Day of the request for redemption received in proper form, plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Company to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

         Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Company on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Company after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

         Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Company on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern

Time for any Cash Component, if any, owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Company has deemed an order for redemption outside the Clearing Process received, the Company will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any, owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Company.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Company. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Company may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Company could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

                    XII. CAPITAL STOCK AND OTHER SECURITIES

         There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of a Fund or share class. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the Fund or class. Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.

         The Company is organized as a corporation under Maryland law. A shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts.


         The authorized capital stock of the Company consists of 50 billion shares of stock having a par value of one 0.0001 of one cent ($.0001) per share. The Company's Board of Directors is authorized to divide the shares into separate series of stock, one for each of the Funds that may be created. The series (Funds) set forth herein have been established by the Board of Directors under the Articles of Incorporation of the Company. Each series represents a separate pool of assets of the Company's shares and has different objectives and investment policies. Except as noted below, each share when issued will have equal dividend, distribution and liquidation rights within the series for which it was issued, and each fractional share has rights in proportion to the percentage it represents of a whole share. Generally, all shares will be voted in the aggregate, except if voting by class is required by law or the matter involved affects only one class, in which case shares will be voted separately by class. Shares of all series have identical voting rights, except where, by law, certain matters must be approved by a majority of the shares of the affected series. There are no conversion or preemptive rights in connection with any shares of the Funds. The Funds have no sinking fund provisions. All shares when issued in accordance with the terms of the offering will be fully paid and non-assessable. Each Fund's redemption provisions are described in its current Prospectus and elsewhere in this Statement of Additional Information.


         The shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of Directors can elect 100% of the Directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. The Company's By-laws provide the holders of one-third of the outstanding shares of the Funds present at a meeting in person or by proxy will constitute a quorum for the transaction of business at all meetings.

         As a general matter, the Company will not hold annual or other meetings of the Funds' shareholders. This is because the By-laws of the Company provide for annual meetings only as required by the 1940 Act. Annual and other meetings may be required with respect to such additional matters relating to the Funds as may be required by the 1940 Act, any registration of the Funds with the SEC or any state, or as the Directors may consider necessary or desirable.

Each Director serves until the next meeting of shareholders called for the purpose of considering the re-election of such Director or the election of a successor to such Director.

                       XIII. DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "DISTRIBUTIONS."

         General Policies. Dividends from net investment income, if any, are declared and paid annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Company may make distributions on a more frequent basis for certain Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

         Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Company.

         The Company makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Company, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Company reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.


         Dividend Reinvestment Service. The Company will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the same Fund based on a payable date NAV.


                                 XIV. TAXATION

         Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the IRC). This special tax status means that each Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

         In order for a fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

         Tax Matters - Federal Tax Treatment of Futures Contracts. A Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term, depending on the holding period of the contract. Sales of futures contracts that are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the Fund.

         In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies, or other income derived with respect to the fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

         A Fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the distributions.

         Tax Matters - Federal Tax Treatment of Non-U.S. Transactions. Special rules govern the federal income tax treatment of certain transactions denominated in a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock);
(2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts, and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the IRC and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the IRC. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts a Fund may make or enter into will be subject to the special currency rules described above.

         Tax Matters - Foreign Tax Credit. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities held by a Fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the Fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements, a tax credit on their tax returns. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain gains that were actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

                            XV. FINANCIAL STATEMENTS


Each Fund's financial statements and the reports thereon of [ ], an independent registered public accounting firm, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of each Fund's performance, please see the Funds' annual and semi-annual reports to shareholders, which may be obtained without charge.

PART C
                                OTHER INFORMATION
Item 23.  Exhibits.
(a)      (1) Articles of Incorporation: (1) (2) Articles of Amendment: (2)
(b)      By-laws: (1)
(c)      Instruments Defining Rights of Security Holders:   *
(d)      Investment Advisory Contracts:   *
(e)      Underwriting Contracts:   *
(f)      Bonus or Profit Sharing Contracts:   Not applicable.
(g)      Custodian Agreements:   *
(h)      Other Material Contracts:   *
(i)      Legal Opinion:   *
(j)      Other Opinions:   Filed herewith.
(k)      Omitted Financial Statements: *
(l)      Initial Capital Agreements: *
(m)      Rule 12b-1 Plan: *
(n)      Rule 18f-3 Plan: *
(o)      Reserved: Not Applicable
(p)      Codes of Ethics: *
(q)      Power of Attorney: *

*To be filed via  Amendment.
---------------------------------------------------
(1)Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed February 14, 2006.

(2)Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to the Registratin Statement of Form N-1A filed September 1, 2006.

Item 24.      Persons controlled by or Under Common Control with the Fund.
         None.

Item 25.      Indemnification.

         Reference is made to the provisions of Article Tenth of the Registrant's Articles of Incorporation incorporated by reference to this Registration Statement (as noted in Item 23 above) and Article XII of Registrant's By-Laws filed incorporated by reference to this Registration Statement (as noted in Item 23 above).

Item 26.        Business and Other Connections of Investment Adviser.

         Reference is made to the sections entitled "Fund Management" in the Prospectus and "Management" in the Statement of Additional Information for information regarding the business of the Adviser and Sub-Adviser.

         For information as to the business, profession, vocation and employment of a substantial nature of each of the directors and officers of the Adviser, reference is made to the Adviser's current Form ADV (File No. [ ]), pursuant to the Investment Advisers Act of 1940, as amended incorporated herein by reference.

Item 27.        Principal Underwriters.

         (a)    [To be completed by amendment.]

         (b) Provide the information required by the following table for each director, officer or partner of each principal underwriter named in the response to Item 20:


                        Positions and Offices             Positions and Offices
         Name           with the Distributor              with the Registrant
         ----           --------------------              -------------------


[To be completed by amendment.]


(c) Not applicable.

Item 28. Location of Accounts and Records.

         [To be completed by amendment.]

         The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder, are maintained in the physical possession of __________.

Item 29. Management Services.

         There are no management related service contracts not discussed in Part A or Part B.

Item 30. Undertakings.

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 27th day of November, 2006.

                                   HealthShares(TM), Inc.

                                   By: /s/ Jeffrey L. Feldman
                                      ------------------------------------
                                           Jeffrey L. Feldman
                                           President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       SIGNATURE                    CAPACITY                    DATE

       /s/ Jeffrey L. Feldman       President                  November 27, 2006
       ------------------------------------
       Jeffrey L. Feldman

       /s/ David W. Jaffin          Secretary and Treasurer    November 27, 2006
       ------------------------------------
       David W. Jaffin

       /s/ William J. Kridel        Director                   November 27, 2006
       ------------------------------------
       William J. Kridel

                                  EXHIBIT INDEX

(j)      Consent of Counsel

                               CONSENT OF COUNSEL


                  We consent to the reference to our Firm under the heading "LEGAL COUNSEL" in Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of HealthShares(TM), Inc. as filed with the Securities and Exchange Commission on or about November 27, 2006.


/s/ PAUL, HASTINGS, JANOFSKY & WALKER LLP

PAUL, HASTINGS, JANOFSKY & WALKER LLP


New York, New York
November 27, 2006